UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	    WASHINGTON, D.C. 20549
		  --------

		 FORM N-CSR
 		  --------

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBERS 811-5690; 811-6618;
811-3169

FIRST INVESTORS SERIES FUND
FIRST INVESTORS SERIES FUND II, INC.
FIRST INVESTORS GLOBAL FUND, INC.
(Exact name of registrant as specified in charter)

95 Wall Street
New York, NY 10005
(Address of principal executive offices)   (Zip code)

Joseph I. Benedek
First Investors Corporation
581 Main Street
Woodbridge, NJ 07095
1-732-855-2712
(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:
1-212-858-8000

DATE OF FISCAL YEAR END:  SEPTEMBER 30, 2004

DATE OF REPORTING PERIOD:  MARCH 31, 2004

Item 1.  Reports to Stockholders

		The Semi-Annual Report to Stockholders follows



Portfolio of Investments
FIRST INVESTORS TOTAL RETURN FUND
March 31, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              COMMON STOCKS--62.2%
              Consumer Discretionary--10.0%
     7,600  * American Eagle Outfitters, Inc.                                                     $204,896          $8
     8,400    Best Buy Company, Inc.                                                               434,448          17
    61,800    Blockbuster, Inc. - Class "A"                                                      1,081,500          43
    14,100    Clear Channel Communications, Inc.                                                   597,135          24
    29,400  * Comcast Corporation - Special Class "A"                                              819,672          32
    24,000  * Concord Camera Corporation                                                           150,720           6
    36,400  * Fox Entertainment Group, Inc. - Class "A"                                            986,440          39
    47,600  * GameStop Corporation - Class "A"                                                     857,752          34
    57,000    Gap, Inc.                                                                          1,249,440          49
    13,800    Genuine Parts Company                                                                451,536          18
    19,300    GTECH Holdings Corporation                                                         1,141,402          45
    23,500    Harley-Davidson, Inc.                                                              1,253,490          50
    30,100    Hasbro, Inc.                                                                         654,675          26
    65,900  * Hollywood Entertainment Corporation                                                  893,604          35
    27,200    Home Depot, Inc.                                                                   1,016,192          40
    47,600    J.C. Penney Company, Inc. (Holding Company)                                        1,655,528          65
    16,700    Lear Corporation                                                                   1,034,732          41
    57,900    Leggett & Platt, Inc.                                                              1,372,809          54
       300    Lifetime Hoan Corporation                                                              5,253          --
    45,500    Mattel, Inc.                                                                         839,020          33
    68,700    McDonald's Corporation                                                             1,962,759          78
    34,500    Newell Rubbermaid, Inc.                                                              800,400          32
    76,000  * Office Depot, Inc.                                                                 1,430,320          56
    58,200    Pier 1 Imports, Inc.                                                               1,379,340          55
    43,000    Polo Ralph Lauren Corporation - Class "A"                                          1,474,040          58
    22,900    Ross Stores, Inc.                                                                    700,969          28
     8,200    Sherwin-Williams Company                                                             315,126          12
    16,500    Viacom, Inc. - Class "B"                                                             646,965          26
----------------------------------------------------------------------------------------------------------------------
                                                                                                25,410,163       1,004
----------------------------------------------------------------------------------------------------------------------
              Consumer Staples--5.0%
    27,600    Altria Group, Inc.                                                                 1,502,820          59
    23,000    American Italian Pasta Company - Class "A"                                           918,390          36
    22,800    Anheuser-Busch Companies, Inc.                                                     1,162,800          46
    13,600    Bunge, Ltd.                                                                          546,992          22
    39,800    Coca-Cola Enterprises, Inc.                                                          961,966          38
    17,100  * Costco Wholesale Corporation                                                         642,276          25
    18,300    CVS Corporation                                                                      645,990          26
    34,900    Hormel Foods Corporation                                                           1,023,617          40
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS TOTAL RETURN FUND
March 31, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Consumer Staples (continued)
    17,200    Kimberly-Clark Corporation                                                        $1,085,320         $43
    21,100    Pepsi Bottling Group, Inc.                                                           627,725          25
    13,900    PepsiCo, Inc.                                                                        748,515          30
    15,400    Procter & Gamble Company                                                           1,615,152          64
    20,600    Wal-Mart Stores, Inc.                                                              1,229,614          49
----------------------------------------------------------------------------------------------------------------------
                                                                                                12,711,177         503
----------------------------------------------------------------------------------------------------------------------
              Energy--4.1%
    30,300    Anadarko Petroleum Corporation                                                     1,571,358          62
    16,400    ConocoPhillips                                                                     1,144,884          45
    16,000    Diamond Offshore Drilling, Inc.                                                      387,040          15
    18,500    EOG Resources, Inc.                                                                  848,965          34
    41,900    ExxonMobil Corporation                                                             1,742,621          69
    22,900  * Noble Corporation                                                                    879,818          35
    48,700    Suncor Energy, Inc.                                                                1,331,945          53
    44,500  * Transocean, Inc.                                                                   1,241,105          49
    46,500    XTO Energy, Inc.                                                                   1,173,660          46
----------------------------------------------------------------------------------------------------------------------
                                                                                                10,321,396         408
----------------------------------------------------------------------------------------------------------------------
              Financials--13.4%
    27,700    ACE, Ltd.                                                                          1,181,682          47
    19,300    American Express Company                                                           1,000,705          40
    19,500    American International Group, Inc.                                                 1,391,325          55
    36,600    AmSouth Bancorporation                                                               860,466          34
    12,400    Bank of America Corporation                                                        1,004,152          40
    16,900    Bear Stearns Companies, Inc.                                                       1,481,792          59
    43,000    Citigroup, Inc.                                                                    2,223,100          88
    29,500    Endurance Specialty Holdings, Ltd.                                                 1,048,430          42
    13,900    Fannie Mae                                                                         1,033,465          41
    31,700    FleetBoston Financial Corporation                                                  1,423,330          56
    14,000    GreenPoint Financial Corporation                                                     611,940          24
    44,500    J.P. Morgan Chase & Company                                                        1,866,775          74
    13,500    Lehman Brothers Holdings, Inc.                                                     1,118,745          44
    32,700    Lincoln National Corporation                                                       1,547,364          61
    27,800    Marsh & McLennan Companies, Inc.                                                   1,287,140          51
    46,700    MBNA Corporation                                                                   1,290,321          51
     9,800    Merrill Lynch & Company, Inc.                                                        583,688          23
    28,000    Montpelier Re Holdings, Ltd.                                                       1,042,720          41
     8,800    Morgan Stanley                                                                       504,240          20
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Financials (continued)
    32,000    New York Community Bancorp, Inc.                                                  $1,096,960         $43
    46,550    Old Republic International Corporation                                             1,143,268          45
       553  * Piper Jaffray Companies, Inc.                                                         29,945           1
    20,600    Plum Creek Timber Company, Inc. (REIT)                                               669,088          26
    20,800    SouthTrust Corporation                                                               689,728          27
    57,100    Sovereign Bancorp, Inc.                                                            1,223,082          48
     9,700    St. Paul Companies, Inc.                                                             388,097          15
    55,600    U.S. Bancorp                                                                       1,537,340          61
    38,800    Wachovia Corporation                                                               1,823,600          72
    34,700    Washington Mutual, Inc.                                                            1,482,037          59
    19,500    Wells Fargo & Company                                                              1,105,065          44
     5,200    Willis Group Holdings, Ltd.                                                          193,440           8
----------------------------------------------------------------------------------------------------------------------
                                                                                                33,883,030       1,340
----------------------------------------------------------------------------------------------------------------------
              Health Care--6.6%
    45,600    Abbott Laboratories                                                                1,874,160          74
    10,900  * Accredo Health, Inc.                                                                 415,290          17
     9,500    AmerisourceBergen Corporation                                                        519,460          21
    13,000  * Amgen, Inc.                                                                          756,210          30
    24,950  * Barr Pharmaceuticals, Inc.                                                         1,145,205          45
    47,300  * Boston Scientific Corporation                                                      2,004,574          79
     8,300    Eli Lilly & Company                                                                  555,270          22
     2,700  * Genentech, Inc.                                                                      285,714          11
    23,100    Guidant Corporation                                                                1,463,847          58
    28,500    Johnson & Johnson                                                                  1,445,520          57
    14,600  * Laboratory Corporation of America Holdings                                           573,050          23
    14,400    Medtronic, Inc.                                                                      687,600          27
    17,100    Merck & Company, Inc.                                                                755,649          30
    83,580    Pfizer, Inc.                                                                       2,929,479         116
    34,400    Wyeth                                                                              1,291,720          51
----------------------------------------------------------------------------------------------------------------------
                                                                                                16,702,748         661
----------------------------------------------------------------------------------------------------------------------
              Industrials--7.6%
    17,200    3M Company                                                                         1,408,164          56
    42,900  * AGCO Corporation                                                                     888,459          35
    14,000    Alexander & Baldwin, Inc.                                                            463,120          18
    27,100    American Power Conversion Corporation                                                623,571          25
     8,300    Caterpillar, Inc.                                                                    656,281          26
    27,500    Cendant Corporation                                                                  670,725          27
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS TOTAL RETURN FUND
March 31, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Industrials (continued)
    32,900    Chicago Bridge & Iron Company NV - NY Shares                                        $915,607         $36
    10,000    Eaton Corporation                                                                    561,900          22
    17,100    Engineered Support Systems, Inc.                                                     834,309          33
    13,900    Harsco Corporation                                                                   632,450          25
    25,600    Honeywell International, Inc.                                                        866,560          34
    16,600    Lockheed Martin Corporation                                                          757,624          30
    59,400    Masco Corporation                                                                  1,807,542          71
    15,600    Northrop Grumman Corporation                                                       1,535,352          61
    15,300    Pall Corporation                                                                     347,157          14
    55,500  * Pinnacle Airlines Corporation                                                        738,150          29
    32,100    Pitney Bowes, Inc.                                                                 1,367,781          54
    24,800    Rockwell Automation, Inc.                                                            859,816          34
    31,700    SPX Corporation                                                                    1,441,716          57
     9,900    Textron, Inc.                                                                        526,185          21
    15,300    United Technologies Corporation                                                    1,320,390          52
----------------------------------------------------------------------------------------------------------------------
                                                                                                19,222,859         760
----------------------------------------------------------------------------------------------------------------------
              Information Technology--10.1%
     4,100    Analog Devices, Inc.                                                                 196,841           8
    14,200  * Applied Materials, Inc.                                                              303,596          12
    27,800    Autodesk, Inc.                                                                       879,036          35
    54,700  * Cisco Systems, Inc.                                                                1,286,544          52
    16,400    Diebold, Inc.                                                                        789,168          31
    24,800  * Electronics for Imaging, Inc.                                                        609,336          24
    97,300  * EMC Corporation                                                                    1,324,253          52
   168,600  * Entrust, Inc.                                                                        736,782          29
    45,476    First Data Corporation                                                             1,917,268          76
    57,600    Hewlett-Packard Company                                                            1,315,584          52
    50,100    Intel Corporation                                                                  1,362,720          54
    23,600    Intersil Corporation - Class "A"                                                     526,044          21
    14,300  * Intuit, Inc.                                                                         641,784          25
    55,100  * ManTech International Corporation - Class "A"                                      1,128,999          45
   100,700    Microsoft Corporation                                                              2,514,479         100
    48,700  * Network Associates, Inc.                                                             876,600          35
    65,100    Nokia Corporation - Class "A" (ADR)                                                1,320,228          52
   137,500  * Nortel Networks Corporation                                                          816,750          32
    24,800    QUALCOMM, Inc.                                                                     1,647,216          65
    28,900  * SanDisk Corporation                                                                  819,893          32
    35,200  * Storage Technology Corporation                                                       979,616          39
    71,600  * Sun Microsystems, Inc.                                                               297,856          12
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Information Technology (continued)
    44,604  * Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)                                  $465,666         $18
    22,500  * Tech Data Corporation                                                                921,150          37
    38,600  * Thermo Electron Corporation                                                        1,091,608          43
    28,100  * Western Digital Corporation                                                          315,563          12
     9,500  * Xilinx, Inc.                                                                         361,000          14
----------------------------------------------------------------------------------------------------------------------
                                                                                                25,445,580       1,007
----------------------------------------------------------------------------------------------------------------------
              Materials--3.0%
    18,200    Dow Chemical Company                                                                 733,096          29
    26,400    Freeport-McMoRan Copper & Gold, Inc. - Class "B"                                   1,031,976          41
    26,000    Georgia-Pacific Corporation                                                          875,940          35
    35,000    Lubrizol Corporation                                                               1,102,150          44
    12,500    PPG Industries, Inc.                                                                 728,750          29
    16,600    Praxair, Inc.                                                                        616,192          24
    53,800    RPM International, Inc.                                                              889,852          35
    16,100    United States Steel Corporation                                                      600,047          24
    14,700    Weyerhaeuser Company                                                                 962,850          38
----------------------------------------------------------------------------------------------------------------------
                                                                                                 7,540,853         299
----------------------------------------------------------------------------------------------------------------------
              Other--.8%
    25,000    Nasdaq--100 Index Tracking Stock                                                     894,250          35
    10,000    SPDR Trust - Series "1"                                                            1,129,700          45
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,023,950          80
----------------------------------------------------------------------------------------------------------------------
              Telecommunication Services--.7%
    38,600    SBC Communications, Inc.                                                             947,244          38
    20,800    Verizon Communications, Inc.                                                         760,032          30
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,707,276          68
----------------------------------------------------------------------------------------------------------------------
              Utilities--.9%
    20,800    Consolidated Edison, Inc.                                                            917,280          36
    11,600    Dominion Resources, Inc.                                                             745,880          30
    24,900    ONEOK, Inc.                                                                          561,495          22
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,224,655          88
----------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $123,252,025)                                               157,193,687       6,218
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS TOTAL RETURN FUND
March 31, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              CORPORATE BONDS--19.8%
              Aerospace/Defense--.8%
      $500M   Boeing Capital Corp., 4.75%, 2008                                                   $527,961         $21
       350M   Honeywell International, Inc., 7.5%, 2010                                            421,316          17
              Precision Castparts Corp.:
       500M     8.75%, 2005                                                                        522,638          21
       500M     5.6%, 2013 +                                                                       519,083          20
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,990,998          79
----------------------------------------------------------------------------------------------------------------------
              Automotive--.3%
              DaimlerChrysler NA Holdings Corp.:
       350M     8%, 2010                                                                           412,632          16
       350M     6.5%, 2013                                                                         379,227          15
----------------------------------------------------------------------------------------------------------------------
                                                                                                   791,859          31
----------------------------------------------------------------------------------------------------------------------
              Consumer Non-Durables--.4%
       900M   Clorox Co., 6.125%, 2011                                                           1,025,726          41
----------------------------------------------------------------------------------------------------------------------
              Energy--.3%
       600M   Texaco Capital, Inc., 8.25%, 2006                                                    694,639          27
----------------------------------------------------------------------------------------------------------------------
              Financial--2.3%
              CIT Group, Inc.:
       500M     4.75%, 2010                                                                        519,121          20
       750M     7.75%, 2012                                                                        907,257          36
       750M   First Union National Bank, 6.18%, 2036                                               850,802          34
       350M   General Electric Capital Corp., 8.5%, 2008                                           425,751          17
              General Motors Acceptance Corp.:
       500M     4.5%, 2006                                                                         516,955          20
       650M     7.75%, 2010                                                                        737,750          29
              Household Finance Corp.:
       750M     6.5%, 2008                                                                         849,812          34
       170M     7.75%, 2022                                                                        184,490           7
       885M   SLM Corp., 5%, 2015                                                                  899,449          36
----------------------------------------------------------------------------------------------------------------------
                                                                                                 5,891,387         233
----------------------------------------------------------------------------------------------------------------------
              Financial Services--3.0%
       500M   Bank of America Corp., 6.5%, 2011                                                    557,145          22
       750M   Bank One Corp., 7.6%, 2007                                                           856,520          34
       500M   Bank United Corp., 8%, 2009                                                          604,125          24
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Financial Services (continued)
    $1,250M   Fifth Third Bank, 3.375%, 2008                                                    $1,268,676         $50
     1,000M   Lincoln National Corp., 6.5%, 2008                                                 1,120,380          44
       725M   Manufacturers & Traders Trust Co., 8%, 2010                                          892,733          35
       853M   National City Bank of Kentucky, 6.3%, 2011                                           974,854          39
       392M   NBD Bancorp, Inc., 7.125%, 2007                                                      444,712          17
       737M   Washington Mutual, Inc., 8.25%, 2010                                                 902,109          36
----------------------------------------------------------------------------------------------------------------------
                                                                                                 7,621,254         301
----------------------------------------------------------------------------------------------------------------------
              Food/Beverage/Tobacco--.9%
     1,000M   Coca-Cola Co., 5.75%, 2011                                                         1,117,849          44
     1,030M   Coca-Cola Enterprises, Inc., 7.125%, 2009                                          1,218,844          48
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,336,693          92
----------------------------------------------------------------------------------------------------------------------
              Food/Drug--1.2%
       600M   Delhaize America, Inc., 8.125%, 2011                                                 693,000          27
     1,000M   Kroger Co., 7.8%, 2007                                                             1,155,387          46
       996M   Safeway, Inc., 7%, 2007                                                            1,127,219          45
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,975,606         118
----------------------------------------------------------------------------------------------------------------------
              Forest Products/Containers--.4%
       750M   International Paper Co., 6.75%, 2011                                                 854,149          35
----------------------------------------------------------------------------------------------------------------------
              Gaming/Leisure--.4%
       750M   MGM Mirage, Inc., 8.5%, 2010                                                         879,375          35
----------------------------------------------------------------------------------------------------------------------
              Health Care--.8%
     1,000M   HCA, Inc., 5.25%, 2008                                                             1,034,704          41
       800M   Wyeth, 6.95%, 2011                                                                   923,356          36
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,958,060          77
----------------------------------------------------------------------------------------------------------------------
              Information Technology--.2%
       500M   International Business Machines Corp., 5.4%, 2009                                    546,163          22
----------------------------------------------------------------------------------------------------------------------
              Manufacturing--.3%
       700M   Newell Rubbermaid, Inc., 6.75%, 2012                                                 784,866          31
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS TOTAL RETURN FUND
March 31, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Media - Broadcasting--.8%
      $705M   Comcast Cable Communications, Inc., 8.375%, 2007                                    $819,365         $32
       500M   Cox Communications, Inc., 5.5%, 2015                                                 513,502          20
       500M   Cox Enterprises, Inc., 8%, 2007 +                                                    572,379          23
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,905,246          75
----------------------------------------------------------------------------------------------------------------------
              Media - Diversified--.7%
       750M   AOL Time Warner, Inc., 6.75%, 2011                                                   851,711          34
       705M   Viacom, Inc., 8.625%, 2012                                                           901,269          35
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,752,980          69
----------------------------------------------------------------------------------------------------------------------
              Metals/Mining--.2%
       500M   Thiokol Corp., 6.625%, 2008                                                          559,399          22
----------------------------------------------------------------------------------------------------------------------
              Real Estate--1.9%
       910M   AvalonBay Communities, Inc., 6.875%, 2007 (REIT)                                   1,034,597          41
       750M   Boston Properties, Inc., 5%, 2015 (REIT)                                             750,051          30
       700M   EOP Operating LP, 8.1%, 2010 (REIT)                                                  845,991          33
       700M   Mack-Cali Realty LP, 7.75%, 2011 (REIT)                                              835,246          33
              Simon Property Group, Inc.:
       350M     7.875%, 2016 (REIT) +                                                              428,790          17
       800M     7.375%, 2018 (REIT)                                                                960,562          38
----------------------------------------------------------------------------------------------------------------------
                                                                                                 4,855,237         192
----------------------------------------------------------------------------------------------------------------------
              Retail - General Merchandise--.5%
       500M   Federated Department Stores, Inc., 7.45%, 2017                                       608,751          24
       600M   Target Corp., 7.5%, 2010                                                             726,025          29
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,334,776          53
----------------------------------------------------------------------------------------------------------------------
              Services--1.0%
     1,250M   ERAC USA Finance Enterprise Co., 7.35%, 2008 +                                     1,448,719          58
     1,000M   Waste Management, Inc., 6.875%, 2009                                               1,143,790          45
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,592,509         103
----------------------------------------------------------------------------------------------------------------------
              Telecommunications--.5%
       500M   Ameritech Capital Funding, 6.45%, 2018                                               558,351          22
       600M   New York Telephone Co., 6.125%, 2010                                                 661,477          26
       100M   SBC Communications, Inc., 6.25%, 2011                                                112,177           5
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,332,005          53
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Transportation--1.1%
              Burlington Northern Santa Fe Corp.:
    $1,000M     7.875%, 2007                                                                    $1,157,329         $46
       250M     6.75%, 2011                                                                        292,493          12
       400M   Canadian National Railway Co., 6.45%, 2006                                           436,998          17
              Union Pacific Corp.:
       200M     7.25%, 2008                                                                        231,269           9
       600M     7.375%, 2009                                                                       710,294          28
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,828,383         112
----------------------------------------------------------------------------------------------------------------------
              Utilities--1.8%
       750M   Consumers Energy Co., 6.375%, 2008                                                   829,270          33
       800M   DPL, Inc., 6.875%, 2011                                                              816,000          32
       750M   Duke Capital Corp., 8%, 2019                                                         893,954          35
       750M   NiSource Finance Corp., 7.875%, 2010                                                 908,271          36
       900M   PP&L Capital Funding, Inc., 8.375%, 2007                                           1,038,334          41
----------------------------------------------------------------------------------------------------------------------
                                                                                                 4,485,829         177
----------------------------------------------------------------------------------------------------------------------
Total Value of Corporate Bonds (cost $46,387,131)                                               49,997,139       1,978
----------------------------------------------------------------------------------------------------------------------
              MORTGAGE-BACKED CERTIFICATES--10.0%
              Fannie Mae--4.9%
     8,153M     5.5%, 4/1/33-10/1/33                                                             8,360,153         331
     3,809M     7%, 3/1/32-8/1/32                                                                4,092,236         162
----------------------------------------------------------------------------------------------------------------------
                                                                                                12,452,389         493
----------------------------------------------------------------------------------------------------------------------
              Freddie Mac--2.5%
     3,112M     5.5%, 3/1/33-7/1/33                                                              3,192,588         126
       848M     6%, 9/1/32                                                                         881,868          35
     2,117M     6.5%, 1/1/34                                                                     2,225,033          88
----------------------------------------------------------------------------------------------------------------------
                                                                                                 6,299,489         249
----------------------------------------------------------------------------------------------------------------------
              Government National Mortgage Association--2.6%
     5,362M     5.5%, 4/15/33-12/15/33                                                           5,531,962         218
       616M     6.5%, 7/15/28                                                                      650,921          26
       349M     7%, 8/15/32                                                                        372,197          15
----------------------------------------------------------------------------------------------------------------------
                                                                                                 6,555,080         259
----------------------------------------------------------------------------------------------------------------------
Total Value of Mortgage-Backed Certificates (cost $24,841,496)                                  25,306,958       1,001
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS TOTAL RETURN FUND
March 31, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
  Principal                                                                                                   For Each
     Amount                                                                                                 $10,000 of
  or Shares   Security                                                                              Value   Net Assets
----------------------------------------------------------------------------------------------------------------------
              U.S. GOVERNMENT AGENCY
              OBLIGATIONS--3.0%
    $7,500M   Freddie Mac, 4.75%, 2012 (cost $7,607,530)                                        $7,594,492        $300
----------------------------------------------------------------------------------------------------------------------
              CONVERTIBLE PREFERRED STOCKS--1.6%
              Financials--1.1%
              Chubb Corporation:
    25,000      7%, 2005 - Series "A"                                                              712,500          28
    13,600      7%, 2006 - Series "B"                                                              396,100          16
    26,100    Hartford Financial Services Group, Inc., 6%,
                2006 - Class "A"                                                                 1,623,420          64
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,732,020         108
----------------------------------------------------------------------------------------------------------------------
              Industrials--.1%
     2,800    Northrop Grumman Corporation, 7.25%, 2004                                            289,464          12
----------------------------------------------------------------------------------------------------------------------
              Telecommunication Services--.4%
    22,000    ALLTEL Corporation, 7.75%, 2005                                                    1,115,840          44
----------------------------------------------------------------------------------------------------------------------
Total Value of Convertible Preferred Stocks (cost $3,542,516)                                    4,137,324         164
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--.6%
    $1,500M   Tobacco Settlement Financing Corp., NJ Rev. Bonds,
                6.75%, 2039 (cost $1,442,098)                                                    1,479,375          58
----------------------------------------------------------------------------------------------------------------------
              PASS THROUGH CERTIFICATES--.5%
              Transportation
       759M   Continental Airlines, Inc., 8.388%, 2020                                             659,621          26
       642M   NWA Trust, 10.23%, 2012                                                              594,396          24
----------------------------------------------------------------------------------------------------------------------
Total Value of Pass Through Certificates (cost $1,447,579)                                       1,254,017          50
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM CORPORATE NOTES--2.0%
     1,000M   AIG Funding Corp., .99%, 4/5/04                                                      999,890          40
              General Electric Capital Corp.:
     2,200M     1%, 4/13/04                                                                      2,199,266          87
     1,900M     1%, 4/15/04                                                                      1,899,261          75
----------------------------------------------------------------------------------------------------------------------
Total Value of Short-Term Corporate Notes (cost $5,098,417)                                      5,098,417         202
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM U.S. GOVERNMENT
              OBLIGATIONS--.5%
    $1,300M   U.S. Treasury Bills, .94%, 4/15/04
                (cost $1,299,525)                                                               $1,299,525         $51
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $214,918,317)                                      100.2%     253,360,934      10,022
Excess of Liabilities Over Other Assets                                               (.2)        (544,914)        (22)
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                          100.0%    $252,816,020     $10,000
======================================================================================================================

* Non-income producing

+ Security exempt from registration under Rule 144A of the Securities Act of 1933. See Note 6.

Summary of Abbreviations:

  ADR American Depositary Receipts

  REIT Real Estate Investment Trust

See notes to financial statements



Portfolio of Investments
FIRST INVESTORS VALUE FUND
March 31, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              COMMON STOCKS--92.1%
              Consumer Discretionary--13.2%
     5,800    Coachmen Industries, Inc.                                                            $96,744          $5
    47,300    Genuine Parts Company                                                              1,547,656          84
    33,600    Home Depot, Inc.                                                                   1,255,296          68
    59,300    J.C. Penney Company, Inc. (Holding Company)                                        2,062,454         112
    11,800    Jones Apparel Group, Inc.                                                            426,570          23
    36,100    Lee Enterprises, Inc.                                                              1,630,998          89
    58,700    Leggett & Platt, Inc.                                                              1,391,777          76
    16,100    Liberty Corporation                                                                  744,947          40
    96,600    Limited Brands                                                                     1,932,000         105
    14,200    Magna International, Inc. - Class "A"                                              1,124,640          61
    52,600    May Department Stores Company                                                      1,818,908          99
   104,600    McDonald's Corporation                                                             2,988,422         162
    86,200    Natuzzi SpA (ADR)                                                                    922,340          50
    29,800    Newell Rubbermaid, Inc.                                                              691,360          38
    33,300    OshKosh B'Gosh, Inc. - Class "A"                                                     779,220          42
   158,400    Pearson PLC (ADR)                                                                  1,821,600          99
    22,300    Spartan Motors, Inc.                                                                 235,265          13
    21,800    Tupperware Corporation                                                               388,258          21
    97,400    Walt Disney Company                                                                2,434,026         132
----------------------------------------------------------------------------------------------------------------------
                                                                                                24,292,481       1,319
----------------------------------------------------------------------------------------------------------------------
              Consumer Staples--8.8%
    37,200    Brown-Forman Corporation - Class "B"                                               1,772,952          96
    34,000    Coca-Cola Company                                                                  1,710,200          93
    68,800    ConAgra Foods, Inc.                                                                1,853,472         101
    15,541  * Del Monte Foods Company                                                              174,837           9
    40,700    Diageo PLC (ADR)                                                                   2,152,216         117
    44,200    H.J. Heinz Company                                                                 1,648,218          89
    32,100    Kimberly-Clark Corporation                                                         2,025,510         110
    26,700    Lance, Inc.                                                                          437,613          24
    71,900    Ruddick Corporation                                                                1,455,256          79
    38,500    Sara Lee Corporation                                                                 841,610          46
    58,200    Tasty Baking Company                                                                 573,270          31
    43,900    UST, Inc.                                                                          1,584,790          86
----------------------------------------------------------------------------------------------------------------------
                                                                                                16,229,944         881
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Energy--9.9%
    27,600    Anadarko Petroleum Corporation                                                    $1,431,336         $78
    38,500    BP PLC (ADR)                                                                       1,971,200         107
    18,200    ChevronTexaco Corporation                                                          1,597,596          87
    30,600    ConocoPhillips                                                                     2,136,186         116
    78,800    Diamond Offshore Drilling, Inc.                                                    1,906,172         103
     9,200    EOG Resources, Inc.                                                                  422,188          23
    38,200    Kerr-McGee Corporation                                                             1,967,300         107
    51,700    Marathon Oil Corporation                                                           1,740,739          95
    37,900    Royal Dutch Petroleum Company - NY Shares (ADR)                                    1,803,282          98
    52,600    Tidewater, Inc.                                                                    1,479,638          80
    46,900    Unocal Corporation                                                                 1,748,432          95
----------------------------------------------------------------------------------------------------------------------
                                                                                                18,204,069         989
----------------------------------------------------------------------------------------------------------------------
              Financials--22.1%
    29,000    A.G. Edwards, Inc.                                                                 1,134,480          62
    11,100    ACE, Ltd.                                                                            473,526          26
    52,600    Allstate Corporation                                                               2,391,196         130
    62,400    AmSouth Bancorporation                                                             1,467,024          80
    74,500    Aon Corporation                                                                    2,079,295         113
    52,400    Banknorth Group, Inc.                                                              1,783,696          97
    60,400    Brascan Corporation - Class "A"                                                    2,431,704         132
    35,100    Cincinnati Financial Corporation                                                   1,525,095          83
    23,000    Comerica, Inc.                                                                     1,249,360          68
    34,200    Erie Indemnity Company - Class "A"                                                 1,650,492          90
    30,300    FBL Financial Group, Inc. - Class "A"                                                851,430          46
    45,800    FleetBoston Financial Corporation                                                  2,056,420         112
    30,600    Jefferson-Pilot Corporation                                                        1,683,306          91
    56,400    KeyCorp                                                                            1,708,356          93
    38,500    Koger Equity, Inc.                                                                   903,595          49
    39,400    Lincoln National Corporation                                                       1,864,408         101
    37,700    Montpelier Re Holdings, Ltd.                                                       1,403,948          76
    33,300    Morgan Stanley                                                                     1,908,090         104
    18,200    One Liberty Properties, Inc. (REIT)                                                  410,410          22
    50,900    Plum Creek Timber Company, Inc. (REIT)                                             1,653,232          90
    29,200    PNC Financial Services Group, Inc.                                                 1,618,264          88
    40,300    Protective Life Corporation                                                        1,509,235          82
    68,300    Sky Financial Group, Inc.                                                          1,772,385          96
    21,200    SunTrust Banks, Inc.                                                               1,477,852          80
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS VALUE FUND
March 31, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Financials (continued)
    42,900    T. Rowe Price Group, Inc.                                                         $2,309,307        $125
    25,400    Wells Fargo & Company                                                              1,439,418          78
----------------------------------------------------------------------------------------------------------------------
                                                                                                40,755,524       2,214
----------------------------------------------------------------------------------------------------------------------
              Health Care--6.1%
    45,200    Abbott Laboratories                                                                1,857,720         101
    33,400    GlaxoSmithKline PLC (ADR)                                                          1,334,330          72
    32,800    Johnson & Johnson                                                                  1,663,616          90
    49,500    Merck & Company, Inc.                                                              2,187,405         119
    22,600    Novartis AG (ADR)                                                                    962,760          52
    56,500    Pfizer, Inc.                                                                       1,980,325         108
    77,100    Schering-Plough Corporation                                                        1,250,562          68
----------------------------------------------------------------------------------------------------------------------
                                                                                                11,236,718         610
----------------------------------------------------------------------------------------------------------------------
              Industrials--9.7%
     2,600    Alexander & Baldwin, Inc.                                                             86,008           5
    29,800    ALLETE, Inc.                                                                       1,045,682          57
    29,800    Baldor Electric Company                                                              684,804          37
    26,200    CNF, Inc.                                                                            880,320          48
    33,500    Dover Corporation                                                                  1,298,795          71
    35,600    Federal Signal Corporation                                                           706,660          38
    20,300    General Dynamics Corporation                                                       1,813,399          99
    58,400    Honeywell International, Inc.                                                      1,976,840         107
    63,200    Masco Corporation                                                                  1,923,176         104
    63,300    Norfolk Southern Corporation                                                       1,398,297          76
    69,800    Pall Corporation                                                                   1,583,762          86
    40,300    Pitney Bowes, Inc.                                                                 1,717,183          93
    36,100    SPX Corporation                                                                    1,641,828          89
    28,600    Stewart & Stevenson Services, Inc.                                                   418,132          23
    14,500    Teleflex, Inc.                                                                       713,835          39
----------------------------------------------------------------------------------------------------------------------
                                                                                                17,888,721         972
----------------------------------------------------------------------------------------------------------------------
              Information Technology--4.4%
    43,500    Automatic Data Processing, Inc.                                                    1,827,000          99
    63,900    AVX Corporation                                                                    1,053,711          57
    16,900    Bel Fuse, Inc. - Class "B"                                                           553,306          30
    77,000    Hewlett-Packard Company                                                            1,758,680          96
    60,900    Methode Electronics, Inc.                                                            785,610          43
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Information Technology (continued)
    64,700    Motorola, Inc.                                                                    $1,138,720         $62
    24,700    Paychex, Inc.                                                                        879,320          48
----------------------------------------------------------------------------------------------------------------------
                                                                                                 7,996,347         435
----------------------------------------------------------------------------------------------------------------------
              Materials--6.8%
    31,500    Air Products & Chemicals, Inc.                                                     1,578,780          86
    58,800    Alcoa, Inc.                                                                        2,039,772         111
    37,300    Compass Minerals International, Inc.                                                 611,347          33
    43,600    Du Pont (E.I.) de Nemours & Company                                                1,840,792         100
    58,200    Glatfelter                                                                           654,168          36
    38,100    Great Lakes Chemical Corporation                                                     908,685          49
    59,300    Lubrizol Corporation                                                               1,867,357         101
    30,800    Myers Industries, Inc.                                                               378,840          21
    73,900    Sonoco Products Company                                                            1,794,292          97
    18,200    Vulcan Materials Company                                                             863,408          47
----------------------------------------------------------------------------------------------------------------------
                                                                                                12,537,441         681
----------------------------------------------------------------------------------------------------------------------
              Other--.8%
    13,000    SPDR Trust - Series "1"                                                            1,468,610          80
----------------------------------------------------------------------------------------------------------------------
              Telecommunication Services--4.4%
    57,500    BellSouth Corporation                                                              1,592,175          86
    31,500    CT Communications, Inc.                                                              435,645          24
    22,000    D&E Communications, Inc.                                                             307,780          17
    39,000    Nippon Telegraph and Telephone Corporation (ADR)                                   1,105,260          60
    55,400    SBC Communications, Inc.                                                           1,359,516          74
    21,100    Telephone & Data Systems, Inc.                                                     1,495,357          81
    48,528    Verizon Communications, Inc.                                                       1,773,213          96
----------------------------------------------------------------------------------------------------------------------
                                                                                                 8,068,946         438
----------------------------------------------------------------------------------------------------------------------
              Utilities--5.9%
    34,550    American States Water Company                                                        843,020          46
    16,600    Equitable Resources, Inc.                                                            737,372          40
    34,800    KeySpan Corporation                                                                1,330,056          72
    19,600    MDU Resources Group, Inc.                                                            460,404          25
    80,900    NiSource, Inc.                                                                     1,719,125          93
    45,200    Northwest Natural Gas Company                                                      1,412,500          77
    39,500    ONEOK, Inc.                                                                          890,725          48
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS VALUE FUND
March 31, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
  Shares or                                                                                                   For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Utilities (continued)
    12,100    South Jersey Industries, Inc.                                                       $495,011         $27
    51,200    Southwest Gas Corporation                                                          1,198,080          65
    48,700    United Utilities PLC (ADR)                                                           949,650          52
    32,700    Vectren Corporation                                                                  806,709          44
----------------------------------------------------------------------------------------------------------------------
                                                                                                10,842,652         589
----------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $134,751,054)                                               169,521,453       9,208
----------------------------------------------------------------------------------------------------------------------
              CONVERTIBLE PREFERRED STOCKS--2.2%
              Financials--.8%
    49,200    Chubb Corporation, 7%, 2005 - Series "A"                                           1,402,200          76
----------------------------------------------------------------------------------------------------------------------
              Health Care--.5%
     8,100    Anthem, Inc., 6%, 2004                                                               850,905          46
----------------------------------------------------------------------------------------------------------------------
              Industrials--.6%
    11,700    Northrop Grumman Corporation, 7.25%, 2004                                          1,209,546          66
----------------------------------------------------------------------------------------------------------------------
              Telecommunication Services--.3%
    12,400    ALLTEL Corporation, 7.75%, 2005                                                      628,928          34
----------------------------------------------------------------------------------------------------------------------
Total Value of Convertible Preferred Stocks (cost $3,554,798)                                    4,091,579         222
----------------------------------------------------------------------------------------------------------------------
              CORPORATE BONDS--.6%
              Telecommunications--.3%
      $500M   BellSouth Corp., 6.375%, 2004                                                        505,013          27
----------------------------------------------------------------------------------------------------------------------
              Utilities--.3%
       500M   Union Electric Co., 6.75%, 2008                                                      570,261          31
----------------------------------------------------------------------------------------------------------------------
Total Value of Corporate Bonds (cost $999,105)                                                   1,075,274          58
----------------------------------------------------------------------------------------------------------------------
              PREFERRED STOCKS--.5%
              Telecommunication Services--.3%
    20,300    Verizon South, Inc., 7%, 2041 - Series "F"                                           547,288          30
----------------------------------------------------------------------------------------------------------------------
              Utilities--.2%
    18,300    Entergy Louisiana, Inc., 7.6%, 2032                                                  499,590          27
----------------------------------------------------------------------------------------------------------------------
Total Value of Preferred Stocks (cost $960,920)                                                  1,046,878          57
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                              Value   Net Assets
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM CORPORATE NOTES--3.2%
    $5,900M   AIG Funding Corp., .99%, 4/5/04 (cost $5,899,351)                                 $5,899,351        $321
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM U.S. GOVERNMENT
              AGENCY OBLIGATIONS--2.3%
     4,200M   Federal Home Loan Bank, .975%,
                4/16/04 (cost $4,198,293)                                                        4,198,293         228
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $150,363,521)                                       100.9%    185,832,828      10,094
Excess of Liabilities Over Other Assets                                                (.9)     (1,723,489)        (94)
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%   $184,109,339     $10,000
======================================================================================================================

* Non-income producing

Summary of Abbreviations:

  ADR American Depositary Receipts

  REIT Real Estate Investment Trust

See notes to financial statements



Portfolio of Investments
FIRST INVESTORS BLUE CHIP FUND
March 31, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              COMMON STOCKS--97.2%
              Consumer Discretionary--11.1%
    32,300    Autoliv, Inc.                                                                     $1,324,300         $26
    31,700  * Bed Bath & Beyond, Inc.                                                            1,323,792          26
    29,000    Best Buy Company, Inc.                                                             1,499,880          30
    51,500    Clear Channel Communications, Inc.                                                 2,181,025          43
    71,996  * Comcast Corporation - Class "A"                                                    2,069,165          41
    48,900  * Comcast Corporation - Special Class "A"                                            1,363,332          27
    28,900  * eBay, Inc.                                                                         2,003,637          40
    31,000    Gannett Company, Inc.                                                              2,732,340          54
   102,900    Gap, Inc.                                                                          2,255,568          45
    22,900    GTECH Holdings Corporation                                                         1,354,306          27
    35,800    Harley-Davidson, Inc.                                                              1,909,572          38
   160,400    Home Depot, Inc.                                                                   5,992,544         119
    45,300  * Kohl's Corporation                                                                 2,189,349          43
   148,300  * Liberty Media Corporation - Class "A"                                              1,623,885          32
    44,200    Lowe's Companies, Inc.                                                             2,480,946          49
    44,000    Mattel, Inc.                                                                         811,360          16
   101,600    McDonald's Corporation                                                             2,902,712          58
    23,000    Omnicom Group, Inc.                                                                1,845,750          37
    49,600    Reebok International, Ltd.                                                         2,050,960          41
    75,300    Target Corporation                                                                 3,391,512          67
   223,500  * Time Warner, Inc.                                                                  3,768,210          75
    52,500    TJX Companies, Inc.                                                                1,289,400          26
   115,100    Viacom, Inc. - Class "B"                                                           4,513,071          89
   118,200    Walt Disney Company                                                                2,953,818          58
----------------------------------------------------------------------------------------------------------------------
                                                                                                55,830,434       1,107
----------------------------------------------------------------------------------------------------------------------
              Consumer Staples--10.4%
    88,100    Altria Group, Inc.                                                                 4,797,045          95
    43,000    Anheuser-Busch Companies, Inc.                                                     2,193,000          44
   104,500    Coca-Cola Company                                                                  5,256,350         104
    33,000    Colgate-Palmolive Company                                                          1,818,300          36
    41,700  * Costco Wholesale Corporation                                                       1,566,252          31
    55,100    CVS Corporation                                                                    1,945,030          39
   104,700    General Mills, Inc.                                                                4,887,396          97
    52,700    Gillette Company                                                                   2,060,570          41
    32,300    Kimberly-Clark Corporation                                                         2,038,130          40
    55,100  * Kroger Company                                                                       916,864          18
    44,100    Pepsi Bottling Group, Inc.                                                         1,311,975          26
   113,500    PepsiCo, Inc.                                                                      6,111,975         121
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Consumer Staples (continued)
    66,500    Procter & Gamble Company                                                          $6,974,520        $138
    42,600    SYSCO Corporation                                                                  1,663,530          33
   146,100    Wal-Mart Stores, Inc.                                                              8,720,709         173
----------------------------------------------------------------------------------------------------------------------
                                                                                                52,261,646       1,036
----------------------------------------------------------------------------------------------------------------------
              Energy--6.1%
    38,400    Apache Corporation                                                                 1,657,728          33
    48,200    BP PLC (ADR)                                                                       2,467,840          49
    43,700    ChevronTexaco Corporation                                                          3,835,986          76
    48,977    ConocoPhillips                                                                     3,419,084          68
    25,000    EOG Resources, Inc.                                                                1,147,250          23
   230,000    ExxonMobil Corporation                                                             9,565,700         189
    33,000    Occidental Petroleum Corporation                                                   1,519,650          30
    78,500    Schlumberger, Ltd.                                                                 5,012,225          99
    85,200  * Transocean, Inc.                                                                   2,376,228          47
----------------------------------------------------------------------------------------------------------------------
                                                                                                31,001,691         614
----------------------------------------------------------------------------------------------------------------------
              Financials--19.5%
    45,400    Allstate Corporation                                                               2,063,884          41
   103,300    American Express Company                                                           5,356,105         106
   142,600    American International Group, Inc.                                                10,174,510         202
    44,100    Aon Corporation                                                                    1,230,831          24
    84,400    Bank of America Corporation                                                        6,834,712         136
    72,300    Bank of New York Company, Inc.                                                     2,277,450          45
    47,300    Bank One Corporation                                                               2,578,796          51
       750  * Berkshire Hathaway, Inc. - Class "B"                                               2,333,258          46
    32,900    Chubb Corporation                                                                  2,287,866          45
   272,500    Citigroup, Inc.                                                                   14,088,250         279
    65,100    Fannie Mae                                                                         4,840,185          96
    41,300    FleetBoston Financial Corporation                                                  1,854,370          37
    36,400    Freddie Mac                                                                        2,149,784          43
    36,200    Goldman Sachs Group, Inc.                                                          3,777,470          75
    29,200    GreenPoint Financial Corporation                                                   1,276,332          25
   101,000    J.P. Morgan Chase & Company                                                        4,236,950          84
    38,600    Marsh & McLennan Companies, Inc.                                                   1,787,180          36
   119,400    MBNA Corporation                                                                   3,299,022          65
    63,800    Merrill Lynch & Company, Inc.                                                      3,799,928          75
    59,700    Morgan Stanley                                                                     3,420,810          68
    48,800    State Street Corporation                                                           2,543,944          51
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS BLUE CHIP FUND
March 31, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Financials (continued)
    91,200    U.S. Bancorp                                                                      $2,521,680         $50
   183,500    UnumProvident Corporation                                                          2,684,605          53
    56,200    Wachovia Corporation                                                               2,641,400          52
    74,200    Washington Mutual, Inc.                                                            3,169,082          63
    92,000    Wells Fargo & Company                                                              5,213,640         103
----------------------------------------------------------------------------------------------------------------------
                                                                                                98,442,044       1,951
----------------------------------------------------------------------------------------------------------------------
              Health Care--14.2%
    87,500    Abbott Laboratories                                                                3,596,250          71
    70,800  * Amgen, Inc.                                                                        4,118,436          82
    56,700  * Boston Scientific Corporation                                                      2,402,946          48
    36,600    Cardinal Health, Inc.                                                              2,521,740          50
    46,400    Eli Lilly & Company                                                                3,104,160          61
    23,400  * Forest Laboratories, Inc.                                                          1,675,908          33
    14,700  * Genentech, Inc.                                                                    1,555,554          31
    31,700    Guidant Corporation                                                                2,008,829          40
   164,400    Johnson & Johnson                                                                  8,338,368         165
    40,400    McKesson Corporation                                                               1,215,636          24
    89,900    Medtronic, Inc.                                                                    4,292,725          85
    90,800    Merck & Company, Inc.                                                              4,012,452          79
    92,200    Novartis AG (ADR)                                                                  3,927,720          78
   418,100  * Orthodontic Centers of America, Inc.                                               3,302,990          65
   436,060    Pfizer, Inc.                                                                      15,283,903         303
    90,700  * Province Healthcare Company                                                        1,442,130          29
    23,500    Teva Pharmaceutical Industries, Ltd. (ADR)                                         1,490,135          30
    50,700    UnitedHealth Group, Inc.                                                           3,267,108          65
    14,800  * Varian Medical Systems, Inc.                                                       1,277,388          25
    80,800    Wyeth                                                                              3,034,040          60
----------------------------------------------------------------------------------------------------------------------
                                                                                                71,868,418       1,424
----------------------------------------------------------------------------------------------------------------------
              Industrials--10.7%
    49,800    3M Company                                                                         4,077,126          81
    33,100    Avery Dennison Corporation                                                         2,059,151          41
    29,800    Caterpillar, Inc.                                                                  2,356,286          47
   104,700  * Cendant Corporation                                                                2,553,633          50
    22,000    Danaher Corporation                                                                2,054,140          41
    30,400    Emerson Electric Company                                                           1,821,568          36
   421,200    General Electric Company                                                          12,855,024         255
    55,100    Honeywell International, Inc.                                                      1,865,135          37
    43,400    ITT Industries, Inc.                                                               3,312,722          66
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Industrials (continued)
    62,600    Lockheed Martin Corporation                                                       $2,857,064         $57
    89,600    Masco Corporation                                                                  2,726,528          54
    25,000    Northrop Grumman Corporation                                                       2,460,500          49
    59,000    SPX Corporation                                                                    2,683,320          53
    97,400    Tyco International, Ltd.                                                           2,790,510          55
    25,800    Union Pacific Corporation                                                          1,543,356          30
    30,000    United Parcel Service, Inc. - Class "B"                                            2,095,200          42
    45,800    United Technologies Corporation                                                    3,952,540          78
----------------------------------------------------------------------------------------------------------------------
                                                                                                54,063,803       1,072
----------------------------------------------------------------------------------------------------------------------
              Information Technology--18.3%
    22,200  * Amdocs, Ltd.                                                                         616,938          12
    43,000    Analog Devices, Inc.                                                               2,064,430          41
   117,000  * Applied Materials, Inc.                                                            2,501,460          50
    41,500    Automatic Data Processing, Inc.                                                    1,743,000          34
    67,500  * Checkpoint Systems, Inc.                                                           1,275,750          25
   428,600  * Cisco Systems, Inc.                                                               10,080,672         200
    36,700  * Computer Sciences Corporation                                                      1,480,111          29
    58,400  * Comverse Technology, Inc.                                                          1,059,376          21
   181,400  * Dell, Inc.                                                                         6,098,668         121
   178,600  * EMC Corporation                                                                    2,430,746          48
    82,800    First Data Corporation                                                             3,490,848          69
   170,200    Hewlett-Packard Company                                                            3,887,368          77
   406,600    Intel Corporation                                                                 11,059,520         219
    70,200    International Business Machines Corporation                                        6,447,168         128
    19,900  * Intuit, Inc.                                                                         893,112          18
    45,600  * Jabil Circuit, Inc.                                                                1,342,008          26
   593,500    Microsoft Corporation                                                             14,819,695         294
   120,900    Motorola, Inc.                                                                     2,127,840          42
    95,900    Nokia Corporation - Class "A" (ADR)                                                1,944,852          39
   132,900  * Nortel Networks Corporation                                                          789,426          16
    51,600  * NVIDIA Corporation                                                                 1,366,884          27
   272,100  * Oracle Corporation                                                                 3,267,921          65
    38,400    QUALCOMM, Inc.                                                                     2,550,528          50
    35,600  * Symantec Corporation                                                               1,648,280          33
   172,152  * Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)                                 1,797,267          36
   134,000    Texas Instruments, Inc.                                                            3,915,480          77
   146,700  * Western Digital Corporation                                                        1,647,441          33
----------------------------------------------------------------------------------------------------------------------
                                                                                                92,346,789       1,830
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS BLUE CHIP FUND
March 31, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
  Shares or                                                                                                   For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Materials--2.9%
    66,200    Alcoa, Inc.                                                                       $2,296,478         $45
    39,200    Dow Chemical Company                                                               1,578,976          31
    56,200    Du Pont (E.I.) de Nemours & Company                                                2,372,764          47
    88,300    Georgia-Pacific Corporation                                                        2,974,827          59
    38,000    International Paper Company                                                        1,605,880          32
    87,100    Newmont Mining Corporation                                                         4,061,473          80
----------------------------------------------------------------------------------------------------------------------
                                                                                                14,890,398         294
----------------------------------------------------------------------------------------------------------------------
              Telecommunication Services--2.4%
    62,000    BellSouth Corporation                                                              1,716,780          34
    68,800  * Nextel Communications, Inc. - Class "A"                                            1,701,424          34
   129,100    SBC Communications, Inc.                                                           3,168,114          63
    96,600    Verizon Communications, Inc.                                                       3,529,764          70
    74,700    Vodafone Group PLC (ADR)                                                           1,785,330          35
----------------------------------------------------------------------------------------------------------------------
                                                                                                11,901,412         236
----------------------------------------------------------------------------------------------------------------------
              Utilities--1.6%
   147,100    Duke Energy Corporation                                                            3,324,460          66
    41,400    Exelon Corporation                                                                 2,851,218          57
    78,700    ONEOK, Inc.                                                                        1,774,685          35
----------------------------------------------------------------------------------------------------------------------
                                                                                                 7,950,363         158
----------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $374,817,916)                                               490,556,998       9,722
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM CORPORATE NOTES--2.4%
    $3,400M   AIG Funding Corp., .99%, 4/5/04                                                    3,399,626          67
     4,100M   Coca-Cola Co., .99%, 4/13/04                                                       4,098,647          81
     4,400M   General Electric Capital Corp., 1%, 4/15/04                                        4,398,289          87
----------------------------------------------------------------------------------------------------------------------
Total Value of Short-Term Corporate Notes (cost $11,896,562)                                    11,896,562         235
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                              Value   Net Assets
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM U.S. GOVERNMENT
              OBLIGATIONS--.2%
    $1,200M   U.S. Treasury Bills, .94%, 4/15/04 (cost $1,199,561)                              $1,199,561         $24
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $387,914,039)                                        99.8%    503,653,121       9,981
Other Assets, Less Liabilities                                                          .2         938,071          19
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%   $504,591,192     $10,000
======================================================================================================================

* Non-income producing

Summary of Abbreviations:

  ADR American Depositary Receipts

See notes to financial statements



Portfolio of Investments
FIRST INVESTORS GROWTH & INCOME FUND
March 31, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              COMMON STOCKS--97.1%
              Consumer Discretionary--15.7%
    27,200  * American Eagle Outfitters, Inc.                                                     $733,312         $13
    30,000    Best Buy Company, Inc.                                                             1,551,600          27
   212,500    Blockbuster, Inc. - Class "A"                                                      3,718,750          64
    50,000    Clear Channel Communications, Inc.                                                 2,117,500          37
   100,000  * Comcast Corporation - Special Class "A"                                            2,788,000          48
    80,000  * Concord Camera Corporation                                                           502,400           9
   130,000  * Fox Entertainment Group, Inc. - Class "A"                                          3,523,000          61
   174,600  * GameStop Corporation - Class "A"                                                   3,146,292          54
   200,000    Gap, Inc.                                                                          4,384,000          76
    50,000    Genuine Parts Company                                                              1,636,000          28
    70,000    GTECH Holdings Corporation                                                         4,139,800          72
    85,000    Harley-Davidson, Inc.                                                              4,533,900          78
   109,400    Hasbro, Inc.                                                                       2,379,450          41
   230,100  * Hollywood Entertainment Corporation                                                3,120,156          54
   100,000    Home Depot, Inc.                                                                   3,736,000          65
   175,000    J.C. Penney Company, Inc. (Holding Company)                                        6,086,500         105
    60,000    Lear Corporation                                                                   3,717,600          64
   210,000    Leggett & Platt, Inc.                                                              4,979,100          86
     1,200    Lifetime Hoan Corporation                                                             21,012          --
   165,000    Mattel, Inc.                                                                       3,042,600          53
   250,000    McDonald's Corporation                                                             7,142,500         123
   120,000    Newell Rubbermaid, Inc.                                                            2,784,000          48
   265,300  * Office Depot, Inc.                                                                 4,992,946          86
   210,000    Pier 1 Imports, Inc.                                                               4,977,000          86
   149,300    Polo Ralph Lauren Corporation - Class "A"                                          5,118,004          89
    80,000    Ross Stores, Inc.                                                                  2,448,800          42
    28,800    Sherwin-Williams Company                                                           1,106,784          19
    60,000    Viacom, Inc. - Class "B"                                                           2,352,600          41
----------------------------------------------------------------------------------------------------------------------
                                                                                                90,779,606       1,569
----------------------------------------------------------------------------------------------------------------------
              Consumer Staples--7.9%
   100,000    Altria Group, Inc.                                                                 5,445,000          94
    83,300    American Italian Pasta Company - Class "A"                                         3,326,169          57
    82,000    Anheuser-Busch Companies, Inc.                                                     4,182,000          72
    50,000    Bunge, Ltd.                                                                        2,011,000          35
   140,000    Coca-Cola Enterprises, Inc.                                                        3,383,800          58
    60,000  * Costco Wholesale Corporation                                                       2,253,600          39
    66,000    CVS Corporation                                                                    2,329,800          40
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Consumer Staples (continued)
   129,700    Hormel Foods Corporation                                                          $3,804,101         $66
    62,500    Kimberly-Clark Corporation                                                         3,943,750          68
    75,000    Pepsi Bottling Group, Inc.                                                         2,231,250          39
    50,000    PepsiCo, Inc.                                                                      2,692,500          47
    55,000    Procter & Gamble Company                                                           5,768,400         100
    75,000    Wal-Mart Stores, Inc.                                                              4,476,750          77
----------------------------------------------------------------------------------------------------------------------
                                                                                                45,848,120         792
----------------------------------------------------------------------------------------------------------------------
              Energy--6.4%
   107,500    Anadarko Petroleum Corporation                                                     5,574,950          96
    60,000    ConocoPhillips                                                                     4,188,600          73
    60,000    Diamond Offshore Drilling, Inc.                                                    1,451,400          25
    67,500    EOG Resources, Inc.                                                                3,097,575          53
   150,000    ExxonMobil Corporation                                                             6,238,500         108
    80,000  * Noble Corporation                                                                  3,073,600          53
   175,000    Suncor Energy, Inc.                                                                4,786,250          83
   155,000  * Transocean, Inc.                                                                   4,322,950          75
   164,375    XTO Energy, Inc.                                                                   4,148,825          72
----------------------------------------------------------------------------------------------------------------------
                                                                                                36,882,650         638
----------------------------------------------------------------------------------------------------------------------
              Financials--20.9%
   100,000    ACE, Ltd.                                                                          4,266,000          74
    70,000    American Express Company                                                           3,629,500          63
    70,000    American International Group, Inc.                                                 4,994,500          86
   130,000    AmSouth Bancorporation                                                             3,056,300          53
    45,000    Bank of America Corporation                                                        3,644,100          63
    60,000    Bear Stearns Companies, Inc.                                                       5,260,800          91
   150,000    Citigroup, Inc.                                                                    7,755,000         134
   102,900    Endurance Specialty Holdings, Ltd.                                                 3,657,066          63
    50,000    Fannie Mae                                                                         3,717,500          64
   115,000    FleetBoston Financial Corporation                                                  5,163,500          89
    50,000    GreenPoint Financial Corporation                                                   2,185,500          38
   155,000    J.P. Morgan Chase & Company                                                        6,502,250         112
    47,500    Lehman Brothers Holdings, Inc.                                                     3,936,325          68
   120,000    Lincoln National Corporation                                                       5,678,400          98
   100,000    Marsh & McLennan Companies, Inc.                                                   4,630,000          80
   170,000    MBNA Corporation                                                                   4,697,100          81
    35,000    Merrill Lynch & Company, Inc.                                                      2,084,600          36
   100,000    Montpelier Re Holdings, Ltd.                                                       3,724,000          64
    30,700    Morgan Stanley                                                                     1,759,110          31
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS GROWTH & INCOME FUND
March 31, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Financials (continued)
   113,333    New York Community Bancorp, Inc.                                                  $3,885,055         $67
   165,000    Old Republic International Corporation                                             4,052,400          70
     2,000  * Piper Jaffray Companies, Inc.                                                        108,300           2
    75,000    Plum Creek Timber Company, Inc. (REIT)                                             2,436,000          42
    75,000    SouthTrust Corporation                                                             2,487,000          43
   200,000    Sovereign Bancorp, Inc.                                                            4,284,000          74
    35,000    St. Paul Companies, Inc.                                                           1,400,350          24
   200,000    U.S. Bancorp                                                                       5,530,000          96
   140,000    Wachovia Corporation                                                               6,580,000         114
   125,000    Washington Mutual, Inc.                                                            5,338,750          92
    70,000    Wells Fargo & Company                                                              3,966,900          69
    18,300    Willis Group Holdings, Ltd.                                                          680,760          12
----------------------------------------------------------------------------------------------------------------------
                                                                                               121,091,066       2,093
----------------------------------------------------------------------------------------------------------------------
              Health Care--10.2%
   160,000    Abbott Laboratories                                                                6,576,000         113
    40,000  * Accredo Health, Inc.                                                               1,524,000          26
    35,000    AmerisourceBergen Corporation                                                      1,913,800          33
    46,700  * Amgen, Inc.                                                                        2,716,539          47
    86,250  * Barr Laboratories, Inc.                                                            3,958,875          68
   165,000  * Boston Scientific Corporation                                                      6,992,700         121
    30,000    Eli Lilly & Company                                                                2,007,000          35
    10,000  * Genentech, Inc.                                                                    1,058,200          18
    80,000    Guidant Corporation                                                                5,069,600          88
   100,000    Johnson & Johnson                                                                  5,072,000          88
    52,800  * Laboratory Corporation of America Holdings                                         2,072,400          36
    50,000    Medtronic, Inc.                                                                    2,387,500          41
    60,000    Merck & Company, Inc.                                                              2,651,400          46
   300,000    Pfizer, Inc.                                                                      10,515,000         182
   120,000    Wyeth                                                                              4,506,000          78
----------------------------------------------------------------------------------------------------------------------
                                                                                                59,021,014       1,020
----------------------------------------------------------------------------------------------------------------------
              Industrials--11.9%
    62,000    3M Company                                                                         5,075,940          88
   150,000  * AGCO Corporation                                                                   3,106,500          54
    50,400    Alexander & Baldwin, Inc.                                                          1,667,232          29
   100,000    American Power Conversion Corporation                                              2,301,000          40
    30,000    Caterpillar, Inc.                                                                  2,372,100          41
   100,000    Cendant Corporation                                                                2,439,000          42
   121,000    Chicago Bridge & Iron Company NV - NY Shares                                       3,367,430          58
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Industrials (continued)
    36,000    Eaton Corporation                                                                 $2,022,840         $35
    60,000    Engineered Support Systems, Inc.                                                   2,927,400          51
    50,000    Harsco Corporation                                                                 2,275,000          39
    90,000    Honeywell International, Inc.                                                      3,046,500          53
    60,000    Lockheed Martin Corporation                                                        2,738,400          47
   215,000    Masco Corporation                                                                  6,542,450         113
    55,000    Northrop Grumman Corporation                                                       5,413,100          94
    52,200    Pall Corporation                                                                   1,184,418          20
   200,000  * Pinnacle Airlines Corporation                                                      2,660,000          46
   115,000    Pitney Bowes, Inc.                                                                 4,900,150          85
    90,000    Rockwell Automation, Inc.                                                          3,120,300          54
   115,800    SPX Corporation                                                                    5,266,584          91
    35,200    Textron, Inc.                                                                      1,870,880          32
    55,200    United Technologies Corporation                                                    4,763,760          82
----------------------------------------------------------------------------------------------------------------------
                                                                                                69,060,984       1,194
----------------------------------------------------------------------------------------------------------------------
              Information Technology--15.7%
    15,000    Analog Devices, Inc.                                                                 720,150          13
    50,000  * Applied Materials, Inc.                                                            1,069,000          19
   100,000    Autodesk, Inc.                                                                     3,162,000          55
   200,000  * Cisco Systems, Inc.                                                                4,704,000          81
    60,000    Diebold, Inc.                                                                      2,887,200          50
    85,000  * Electronics for Imaging, Inc.                                                      2,088,450          36
   350,000  * EMC Corporation                                                                    4,763,500          82
   665,000  * Entrust, Inc.                                                                      2,906,050          50
   163,000    First Data Corporation                                                             6,872,080         119
   200,000    Hewlett-Packard Company                                                            4,568,000          79
   175,000    Intel Corporation                                                                  4,760,000          82
    80,000    Intersil Corporation - Class "A"                                                   1,783,200          31
    50,000  * Intuit, Inc.                                                                       2,244,000          39
   190,000  * ManTech International Corporation - Class "A"                                      3,893,100          67
   350,000    Microsoft Corporation                                                              8,739,500         151
   170,000  * Network Associates, Inc.                                                           3,060,000          53
   236,000    Nokia Corporation - Class "A" (ADR)                                                4,786,080          83
   500,000  * Nortel Networks Corporation                                                        2,970,000          51
    90,000    QUALCOMM, Inc.                                                                     5,977,800         103
   100,000  * SanDisk Corporation                                                                2,837,000          49
   125,000  * Storage Technology Corporation                                                     3,478,750          60
   250,000  * Sun Microsystems, Inc.                                                             1,040,000          18
   162,000  * Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)                                 1,691,280          29
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS GROWTH & INCOME FUND
March 31, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Information Technology (continued)
    80,000  * Tech Data Corporation                                                             $3,275,200         $57
   140,000  * Thermo Electron Corporation                                                        3,959,200          68
   100,000  * Western Digital Corporation                                                        1,123,000          19
    35,000  * Xilinx, Inc.                                                                       1,330,000          23
----------------------------------------------------------------------------------------------------------------------
                                                                                                90,688,540       1,567
----------------------------------------------------------------------------------------------------------------------
              Materials--4.7%
    65,000    Dow Chemical Company                                                               2,618,200          45
   100,000    Freeport-McMoRan Copper & Gold, Inc. - Class "B"                                   3,909,000          68
    90,000    Georgia-Pacific Corporation                                                        3,032,100          52
   121,500    Lubrizol Corporation                                                               3,826,035          66
    45,000    PPG Industries, Inc.                                                               2,623,500          45
    60,000    Praxair, Inc.                                                                      2,227,200          39
   189,000    RPM International, Inc.                                                            3,126,060          54
    55,300    United States Steel Corporation                                                    2,061,031          36
    53,400    Weyerhaeuser Company                                                               3,497,700          60
----------------------------------------------------------------------------------------------------------------------
                                                                                                26,920,826         465
----------------------------------------------------------------------------------------------------------------------
              Other--1.2%
    90,000    Nasdaq--100 Index Tracking Stock                                                   3,219,300          56
    35,000    SPDR Trust - Series "1"                                                            3,953,950          68
----------------------------------------------------------------------------------------------------------------------
                                                                                                 7,173,250         124
----------------------------------------------------------------------------------------------------------------------
              Telecommunication Services--1.1%
   140,000    SBC Communications, Inc.                                                           3,435,600          60
    75,000    Verizon Communications, Inc.                                                       2,740,500          47
----------------------------------------------------------------------------------------------------------------------
                                                                                                 6,176,100         107
----------------------------------------------------------------------------------------------------------------------
              Utilities--1.4%
    75,000    Consolidated Edison, Inc.                                                          3,307,500          57
    42,000    Dominion Resources, Inc.                                                           2,700,600          47
    90,000    ONEOK, Inc.                                                                        2,029,500          35
----------------------------------------------------------------------------------------------------------------------
                                                                                                 8,037,600         139
----------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $433,036,581)                                               561,679,756       9,708
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
  Shares or                                                                                                   For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              CONVERTIBLE PREFERRED STOCKS--2.8%
              Financials--1.7%
              Chubb Corporation:
    90,800      7%, 2005 - Series "A"                                                           $2,587,800         $45
    50,000      7%, 2006 - Series "B"                                                            1,456,250          25
    97,000    Hartford Financial Services Group, Inc.,
                6%, 2006 - Class "A"                                                             6,033,400         104
----------------------------------------------------------------------------------------------------------------------
                                                                                                10,077,450         174
----------------------------------------------------------------------------------------------------------------------
              Health Care--.2%
    16,000    Baxter International, Inc., 7%, 2006                                                 864,000          15
----------------------------------------------------------------------------------------------------------------------
              Industrials--.2%
    10,000    Northrop Grumman Corporation, 7.25%, 2004                                          1,033,800          18
----------------------------------------------------------------------------------------------------------------------
              Telecommunication Services--.7%
    80,000    ALLTEL Corporation, 7.75%, 2005                                                    4,057,600          70
----------------------------------------------------------------------------------------------------------------------
Total Value of Convertible Preferred Stocks (cost $13,640,693)                                  16,032,850         277
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM CORPORATE NOTES--.4%
    $2,400M   General Electric Capital Corp., 1%, 4/16/04
                (cost $2,399,000)                                                                2,399,000          41
----------------------------------------------------------------------------------------------------------------------
              SHORT TERM U.S. GOVERNMENT
              AGENCY OBLIGATIONS--.2%
     1,100M   Federal Home Loan Bank, .975%, 4/16/04
                (cost $1,099,553)                                                                1,099,553          19
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $450,175,827)                                       100.5%    581,211,159      10,045
Excess Of Liabilities Over Other Assets                                                (.5)     (2,620,480)        (45)
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%   $578,590,679     $10,000
======================================================================================================================

* Non-income producing

Summary of Abbreviations:

  ADR American Depositary Receipts

  REIT Real Estate Investment Trust

See notes to financial statements



Portfolio of Investments
FIRST INVESTORS ALL-CAP GROWTH FUND
March 31, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              COMMON STOCKS--97.4%
              Consumer Discretionary--13.8%
    12,300  * A.C. Moore Arts & Crafts, Inc.                                                      $332,100         $25
    87,430  * Comcast Corporation - Special Class "A"                                            2,437,548         186
    54,540  * eBay, Inc.                                                                         3,781,258         288
    14,800  * EchoStar Communications Corporation - Class "A"                                      484,700          37
    33,980  * Fleetwood Enterprises, Inc.                                                          417,274          32
    16,400    Lennar Corporation                                                                   886,092          68
    24,750    Lowe's Companies, Inc.                                                             1,389,217         106
     6,424    M.D.C. Holdings, Inc.                                                                452,250          35
    21,000    Michaels Stores, Inc.                                                              1,021,020          78
    47,210    Omnicom Group, Inc.                                                                3,788,603         289
    18,950  * Scientific Games Corporation - Class "A"                                             354,744          27
   139,250  * Sirius Satellite Radio, Inc.                                                         473,450          36
    40,400  * TiVo, Inc.                                                                           359,156          27
    37,400  * Univision Communications, Inc. - Class "A"                                         1,234,574          94
     5,020  * Wynn Resorts, Ltd.                                                                   175,700          13
    20,000  * XM Satellite Radio Holdings, Inc. - Class "A"                                        560,000          43
----------------------------------------------------------------------------------------------------------------------
                                                                                                18,147,686       1,384
----------------------------------------------------------------------------------------------------------------------
              Consumer Staples--.2%
    20,020  * SunOpta, Inc.                                                                        197,998          15
----------------------------------------------------------------------------------------------------------------------
              Energy--1.8%
     8,710    Cabot Oil & Gas Corporation                                                          266,178          20
    12,500    EOG Resources, Inc.                                                                  573,625          44
    27,600  * Key Energy Services, Inc.                                                            303,600          23
    29,700    OMI Corporation                                                                      339,768          26
    14,510  * Whiting Petroleum Corporation                                                        342,291          26
    19,875    XTO Energy, Inc.                                                                     501,645          38
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,327,107         177
----------------------------------------------------------------------------------------------------------------------
              Financials--10.2%
     5,295  * Affiliated Managers Group, Inc.                                                      289,001          22
     5,270  * Arch Capital Group, Ltd.                                                             221,498          17
    66,550    Citigroup, Inc.                                                                    3,440,635         262
    70,870    Countrywide Financial Corporation                                                  6,796,433         518
    11,140    Fannie Mae                                                                           828,259          63
    12,800    IndyMac Bancorp, Inc.                                                                464,512          36
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Financials (continued)
     9,400    Legg Mason, Inc.                                                                    $872,132         $66
     7,400    Moody's Corporation                                                                  523,920          40
----------------------------------------------------------------------------------------------------------------------
                                                                                                13,436,390       1,024
----------------------------------------------------------------------------------------------------------------------
              Health Care--19.9%
    26,680    Abbott Laboratories                                                                1,096,548          84
    17,140  * Abgenix, Inc.                                                                        227,791          17
    89,390    AstraZeneca PLC (ADR)                                                              4,177,195         318
    20,860    Cardinal Health, Inc.                                                              1,437,254         110
    12,600  * Cephalon, Inc.                                                                       722,106          55
    61,090    Eli Lilly & Company                                                                4,086,921         312
    31,970  * Forest Laboratories, Inc.                                                          2,289,691         175
    82,920    Guidant Corporation                                                                5,254,640         401
     5,100  * Kinetic Concepts, Inc.                                                               228,735          17
    70,900  * Medco Health Solutions, Inc.                                                       2,410,600         184
    14,990  * Medicines Company                                                                    482,828          37
    26,470    Medtronic, Inc.                                                                    1,263,943          96
    34,500  * Millennium Pharmaceuticals, Inc.                                                     583,050          44
    13,730  * NPS Pharmaceuticals, Inc.                                                            391,992          30
    15,500  * Psychiatric Solutions, Inc.                                                          290,625          22
    58,160  * Service Corporation International                                                    434,455          33
     6,500  * Symbion, Inc.                                                                        118,040           9
    15,500  * Watson Pharmaceuticals, Inc.                                                         663,245          51
----------------------------------------------------------------------------------------------------------------------
                                                                                                26,159,659       1,995
----------------------------------------------------------------------------------------------------------------------
              Industrials--7.2%
    25,900    American Power Conversion Corporation                                                595,959          45
    76,140  * Apollo Group, Inc. - Class "A"                                                     6,556,415         500
    20,220  * DiamondCluster International, Inc.                                                   195,730          15
    16,630  * Navigant Consulting, Inc.                                                            336,425          26
    12,300    Parker-Hannifin Corporation                                                          694,950          53
    14,600    Rockwell Collins, Inc.                                                               461,506          35
    15,700  * Sirva, Inc.                                                                          378,684          29
     6,020  * Yellow Roadway Corporation                                                           202,693          15
----------------------------------------------------------------------------------------------------------------------
                                                                                                 9,422,362         718
----------------------------------------------------------------------------------------------------------------------
              Information Technology--41.9%
    17,700    Acxiom Corporation                                                                   388,692          30
    47,010  * Aeroflex, Inc.                                                                       632,755          48
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS ALL-CAP GROWTH FUND
March 31, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Information Technology (continued)
    26,400  * Altera Corporation                                                                  $539,880         $41
    27,100  * Amdocs, Ltd.                                                                         753,109          58
    78,040    Analog Devices, Inc.                                                               3,746,700         286
    31,308  * ASML Holding NV - NY Shares                                                          573,876          44
    34,300  * BEA Systems, Inc.                                                                    437,668          33
    36,230  * BISYS Group, Inc.                                                                    607,215          46
   332,850  * Corning, Inc.                                                                      3,721,263         284
   153,670  * Dell, Inc.                                                                         5,166,385         394
    42,430  * Electronic Arts, Inc.                                                              2,289,523         174
   173,130  * EMC Corporation                                                                    2,356,299         180
   115,060    First Data Corporation                                                             4,850,930         370
    16,380  * Genesis Microchip, Inc.                                                              274,529          21
    23,400  * Intuit, Inc.                                                                       1,050,192          80
    39,830  * KLA-Tencor Corporation                                                             2,005,441         153
    87,330  * MEMC Electronic Materials, Inc.                                                      799,069          61
     9,900  * Mercury Interactive Corporation                                                      443,520          34
    96,480    Microsoft Corporation                                                              2,409,106         184
    44,600  * MPS Group, Inc.                                                                      495,952          38
     8,000  * Network Appliance, Inc.                                                              171,600          13
    17,130  * Network Associates, Inc.                                                             308,340          23
    69,180  * ON Semiconductor Corporation                                                         521,617          40
    17,300  * Pixelworks, Inc.                                                                     296,349          22
     7,480  * Plantronics, Inc.                                                                    273,843          21
    18,540  * Polycom, Inc.                                                                        393,604          30
    67,820  * Red Hat, Inc.                                                                      1,550,365         118
    32,800  * Research in Motion, Ltd.                                                           3,060,568         233
     9,460  * SafeNet, Inc.                                                                        355,128          27
    30,740    SAP AG (ADR)                                                                       1,208,389          92
    40,740  * Sapient Corporation                                                                  245,662          19
    16,670  * SERENA Software, Inc.                                                                339,235          26
    36,200  * SkillSoft PLC (ADR)                                                                  466,980          35
    87,330  * Symantec Corporation                                                               4,043,379         308
    40,800  * VeriSign, Inc.                                                                       676,872          52
    14,700  * Waters Corporation                                                                   600,348          46
    62,420  * Xilinx, Inc.                                                                       2,371,960         181
    93,020  * Yahoo!, Inc.                                                                       4,519,842         345
----------------------------------------------------------------------------------------------------------------------
                                                                                                54,946,185       4,190
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
  Shares or                                                                                                   For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Materials--.4%
    15,360    Arch Coal, Inc.                                                                     $482,150         $37
----------------------------------------------------------------------------------------------------------------------
              Other--.3%
     5,600    iShares Russell 2000 Growth Index Fund                                               349,440          27
----------------------------------------------------------------------------------------------------------------------
              Telecommunication Services--1.7%
    69,190  * American Tower Corporation - Class "A"                                               785,306          60
    61,770  * Crown Castle International Corporation                                               780,155          59
    27,400  * Nextel Communications, Inc. - Class "A"                                              677,602          52
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,243,063         171
----------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $105,302,966)                                               127,712,040       9,738
----------------------------------------------------------------------------------------------------------------------
              REPURCHASE AGREEMENT--2.7%
    $3,542M   BNP Paribas, 1%, dated 3/31/04, to be repurchased
                at $3,542,098 on 4/1/04 (collateralized by
                U.S. Treasury Notes, 2.125%, 10/31/04,
                valued at $3,613,312) (cost $3,542,000)                                          3,542,000         270
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $108,844,966)                                       100.1%    131,254,040      10,008
Excess of Liabilities Over Other Assets                                                (.1)       (100,167)         (8)
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%   $131,153,873     $10,000
======================================================================================================================

* Non-income producing

Summary of Abbreviations:

  ADR American Depositary Receipts

See notes to financial statements



Portfolio of Investments
FIRST INVESTORS MID-CAP OPPORTUNITY FUND
March 31, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              COMMON STOCKS--99.9%
              Consumer Discretionary--18.1%
    70,000  * American Axle & Manufacturing Holdings, Inc.                                      $2,579,500         $85
    27,200  * American Eagle Outfitters, Inc.                                                      733,312          24
    37,500    Applebee's International, Inc.                                                     1,550,625          51
    45,000  * Barnes & Noble, Inc.                                                               1,467,000          48
   105,000    Blockbuster, Inc. - Class "A"                                                      1,837,500          61
    17,500    BorgWarner, Inc.                                                                   1,484,525          49
    35,000  * Chico's FAS, Inc.                                                                  1,624,000          54
    45,000  * Coach, Inc.                                                                        1,844,550          61
   150,000  * Concord Camera Corporation                                                           942,000          31
    40,150    D.R. Horton, Inc.                                                                  1,422,514          47
   220,000  * GameStop Corporation - Class "A"                                                   3,964,400         131
    30,000    GTECH Holdings Corporation                                                         1,774,200          58
    52,100    Hasbro, Inc.                                                                       1,133,175          37
   115,000  * Hollywood Entertainment Corporation                                                1,559,400          51
    40,000    Landry's Restaurants, Inc.                                                         1,193,200          39
    30,000    Lear Corporation                                                                   1,858,800          61
    80,000    Leggett & Platt, Inc.                                                              1,896,800          63
    45,000    Mattel, Inc.                                                                         829,800          27
    17,500    Michaels Stores, Inc.                                                                850,850          28
    75,000    Movie Gallery, Inc.                                                                1,469,250          48
   137,000  * Office Depot, Inc.                                                                 2,578,340          85
   140,000    Pier 1 Imports, Inc.                                                               3,318,000         109
    66,100    Polo Ralph Lauren Corporation - Class "A"                                          2,265,908          75
   140,000  * Quicksilver, Inc.                                                                  3,059,000         101
    70,000    Regis Corporation                                                                  3,110,800         102
    50,000    Ross Stores, Inc.                                                                  1,530,500          50
    50,000  * Scientific Games Corporation - Class "A"                                             936,000          31
    27,500    Tiffany & Company                                                                  1,049,675          35
    62,800    TJX Companies, Inc.                                                                1,542,368          51
    50,000  * Tuesday Morning Corporation                                                        1,723,000          57
    50,000    Tupperware Corporation                                                               890,500          29
    30,000  * Williams-Sonoma, Inc.                                                              1,026,000          34
----------------------------------------------------------------------------------------------------------------------
                                                                                                55,045,492       1,813
----------------------------------------------------------------------------------------------------------------------
              Consumer Staples--6.0%
    25,000    Altria Group, Inc.                                                                 1,361,250          45
   200,000  * Chiquita Brands International, Inc.                                                4,170,000         137
    85,000    Coca-Cola Enterprises, Inc.                                                        2,054,450          67
    52,500  * Dean Foods Company                                                                 1,753,500          58
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Consumer Staples (continued)
    41,800  * Duane Reade, Inc.                                                                   $708,092         $23
    50,500    Hormel Foods Corporation                                                           1,481,165          49
    55,000    Pepsi Bottling Group, Inc.                                                         1,636,250          54
    60,000  * Performance Food Group Company                                                     2,061,000          68
   105,000  * Smithfield Foods, Inc.                                                             2,847,600          94
----------------------------------------------------------------------------------------------------------------------
                                                                                                18,073,307         595
----------------------------------------------------------------------------------------------------------------------
              Energy--7.0%
    50,000    Anadarko Petroleum Corporation                                                     2,593,000          86
    47,600    EOG Resources, Inc.                                                                2,184,364          72
    20,000  * Patterson-UTI Energy, Inc.                                                           708,200          23
    95,200    Suncor Energy, Inc.                                                                2,603,720          86
    47,500    Talisman Energy, Inc.                                                              2,801,075          92
    50,000  * Tom Brown, Inc.                                                                    1,880,000          62
    77,500  * Transocean, Inc.                                                                   2,161,475          71
    50,000  * Weatherford International, Ltd.                                                    2,101,500          69
    74,400  * Willbros Group, Inc.                                                               1,116,744          37
   116,666    XTO Energy, Inc.                                                                   2,944,650          97
----------------------------------------------------------------------------------------------------------------------
                                                                                                21,094,728         695
----------------------------------------------------------------------------------------------------------------------
              Financials--20.1%
    45,000    ACE, Ltd.                                                                          1,919,700          63
    40,000    Ambac Financial Group, Inc.                                                        2,951,200          97
    25,000    Astoria Financial Corporation                                                        950,750          31
    80,000    Banknorth Group, Inc.                                                              2,723,200          90
    37,500    Bear Stearns Companies, Inc.                                                       3,288,000         108
    60,000    Charter One Financial, Inc.                                                        2,121,600          70
    37,488    Citigroup, Inc.                                                                    1,938,130          64
    30,000    City National Corporation                                                          1,797,000          59
    33,400    Compass Bancshares, Inc.                                                           1,385,098          46
    20,000  * Conseco, Inc.                                                                        463,200          15
    56,250    Doral Financial Corporation                                                        1,980,000          65
    27,000    Endurance Specialty Holdings, Ltd.                                                   959,580          32
    35,000    Greater Bay Bancorp                                                                1,023,750          34
    57,500    GreenPoint Financial Corporation                                                   2,513,325          83
    20,000    Hilb, Rogal & Hamilton Company                                                       762,000          25
    95,000    Hub International, Ltd.                                                            1,743,250          58
    22,500    Independence Community Bank Corporation                                              916,875          30
    55,000    KeyCorp                                                                            1,665,950          55
    50,000    Montpelier Re Holdings, Ltd.                                                       1,862,000          61
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS MID-CAP OPPORTUNITY FUND
March 31, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Financials (continued)
    36,500    National Commerce Financial Corporation                                           $1,044,265         $35
    66,666    New York Community Bancorp, Inc.                                                   2,285,310          75
    42,500    North Fork Bancorporation, Inc.                                                    1,798,600          59
    96,600    Old Republic International Corporation                                             2,372,496          78
    44,400    PartnerRe, Ltd.                                                                    2,506,380          83
    51,400    Principal Financial Group, Inc.                                                    1,831,382          60
    65,000    Protective Life Corporation                                                        2,434,250          80
    40,000    Provident Financial Services, Inc.                                                   747,600          25
    35,000    Reinsurance Group of America, Inc.                                                 1,433,950          47
    60,000    Seacoast Financial Services Corporation                                            2,010,000          66
       400  * Signature Bank                                                                         8,360           1
    45,000    South Financial Group, Inc.                                                        1,331,550          44
   105,000    Sovereign Bancorp, Inc.                                                            2,249,100          74
    21,000    TCF Financial Corporation                                                          1,072,470          35
    81,500    Willis Group Holdings, Ltd.                                                        3,031,800         100
    33,000    Zions Bancorporation                                                               1,887,600          62
----------------------------------------------------------------------------------------------------------------------
                                                                                                61,009,721       2,010
----------------------------------------------------------------------------------------------------------------------
              Health Care--14.0%
    44,150  * Accredo Health, Inc.                                                               1,682,115          56
    28,000    Aetna, Inc.                                                                        2,512,160          83
    25,000    AmerisourceBergen Corporation                                                      1,367,000          45
    70,000  * Andrx Corporation                                                                  1,904,000          63
    25,000  * Anthem, Inc.                                                                       2,266,000          75
    30,000  * Barr Laboratories, Inc.                                                            1,377,000          45
    42,500    Beckman Coulter, Inc.                                                              2,317,950          76
    40,000    Biomet, Inc.                                                                       1,534,400          51
   130,000  * Caremark Rx, Inc.                                                                  4,322,500         142
   153,000  * Centene Corporation                                                                4,680,270         154
    52,500  * Charles River Laboratories International, Inc.                                     2,249,625          74
    40,000    DENTSPLY International, Inc.                                                       1,773,200          58
    10,000  * Express Scripts, Inc.                                                                745,900          25
    17,000  * Forest Laboratories, Inc.                                                          1,217,540          40
    25,000  * Gilead Sciences, Inc.                                                              1,394,250          46
    35,000  * Henry Schein, Inc.                                                                 2,499,700          82
    35,000  * IDX Systems Corporation                                                            1,211,000          40
    50,000  * IMPAC Medical Systems, Inc.                                                        1,125,000          37
    35,000  * Impax Laboratories, Inc.                                                             782,950          26
    35,000  * Laboratory Corporation of America Holdings                                         1,373,750          45
     7,500  * Molina Healthcare, Inc.                                                              219,900           7
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Health Care (continued)
    12,600  * Neurocrine Biosciences, Inc.                                                        $744,660         $25
   100,000  * Province Healthcare Company                                                        1,590,000          52
    11,912    Teva Pharmaceutical Industries, Ltd. (ADR)                                           755,340          25
    27,500  * Triad Hospitals, Inc.                                                                847,550          28
----------------------------------------------------------------------------------------------------------------------
                                                                                                42,493,760       1,400
----------------------------------------------------------------------------------------------------------------------
              Industrials--11.9%
   100,000  * AGCO Corporation                                                                   2,071,000          68
   100,000    American Power Conversion Corporation                                              2,301,000          76
    29,300    Avery Dennison Corporation                                                         1,822,753          60
    93,500    Chicago Bridge & Iron Company NV - NY Shares                                       2,602,105          86
    23,333  * ChoicePoint, Inc.                                                                    887,354          29
    50,000    Donaldson Company, Inc.                                                            1,326,500          44
    29,600    Expeditors International of Washington, Inc.                                       1,168,904          38
    30,000    FedEx Corporation                                                                  2,254,800          74
    20,000  * Jacobs Engineering Group, Inc.                                                       892,000          29
    44,500    L-3 Communications Holdings, Inc.                                                  2,646,860          87
    35,000    Manpower, Inc.                                                                     1,627,500          54
    91,400    Masco Corporation                                                                  2,781,302          92
    86,200  * Mobile Mini, Inc.                                                                  1,491,260          49
    37,500    Northrop Grumman Corporation                                                       3,690,750         122
   100,000  * Pinnacle Airlines Corporation                                                      1,330,000          44
    30,900    Rockwell Automation, Inc.                                                          1,071,303          35
    62,500  * Shaw Group, Inc.                                                                     677,500          22
    59,300    SPX Corporation                                                                    2,696,964          89
    20,000    Textron, Inc.                                                                      1,063,000          35
    57,600  * United Defense Industries, Inc.                                                    1,831,104          60
----------------------------------------------------------------------------------------------------------------------
                                                                                                36,233,959       1,193
----------------------------------------------------------------------------------------------------------------------
              Information Technology--15.7%
    80,000  * Advanced Digital Information Corporation                                             910,400          30
    60,200  * Amphenol Corporation - Class "A"                                                   1,787,940          59
    60,000    Autodesk, Inc.                                                                     1,897,200          63
    75,000  * BearingPoint, Inc.                                                                   804,000          27
    37,500  * CheckFree Corporation                                                              1,104,750          36
   125,000  * Comverse Technology, Inc.                                                          2,267,500          75
   103,000  * DigitalNet Holdings, Inc.                                                          2,101,200          69
    45,000  * DST Systems, Inc.                                                                  2,040,750          67
    50,000  * Electronics for Imaging, Inc.                                                      1,228,500          41
    71,250    Fair Isaac Corporation                                                             2,570,700          85
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS MID-CAP OPPORTUNITY FUND
March 31, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Information Technology (continued)
    27,900  * International Rectifier Corporation                                               $1,283,121         $42
    50,000    Intersil Corporation - Class "A"                                                   1,114,500          37
    62,500  * Intuit, Inc.                                                                       2,805,000          92
   205,600  * Lexar Media, Inc.                                                                  3,404,736         112
    50,000  * Manhattan Associates, Inc.                                                         1,390,000          46
   100,000  * ManTech International Corporation - Class "A"                                      2,049,000          68
   100,000  * Network Associates, Inc.                                                           1,800,000          59
    41,300  * Novellus Systems, Inc.                                                             1,312,927          43
    25,200  * Rudolph Technologies, Inc.                                                           471,996          16
    55,000  * SanDisk Corporation                                                                1,560,350          51
    35,000  * Semtech Corporation                                                                  799,050          26
    80,000  * Storage Technology Corporation                                                     2,226,400          73
    75,600  * SunGard Data Systems, Inc.                                                         2,071,440          68
    85,000  * Sybase, Inc.                                                                       1,784,150          59
   100,000  * Tellabs, Inc.                                                                        863,000          28
    70,000  * Thermo Electron Corporation                                                        1,979,600          65
    70,000  * Vishay Intertechnology, Inc.                                                       1,493,800          49
    50,000  * Waters Corporation                                                                 2,042,000          67
    50,000  * Western Digital Corporation                                                          561,500          19
----------------------------------------------------------------------------------------------------------------------
                                                                                                47,725,510       1,572
----------------------------------------------------------------------------------------------------------------------
              Materials--3.8%
    57,500    Freeport-McMoRan Copper & Gold, Inc. - Class "B"                                   2,247,675          74
    18,700    Georgia-Pacific Corporation                                                          630,003          21
    62,500  * Headwaters, Inc.                                                                   1,601,250          53
    65,000    Louisiana-Pacific Corporation                                                      1,677,000          55
    50,000    Lubrizol Corporation                                                               1,574,500          52
    50,000    Praxair, Inc.                                                                      1,856,000          61
    90,000    Sappi, Ltd. (ADR)                                                                  1,228,500          40
    21,300    United States Steel Corporation                                                      793,851          26
----------------------------------------------------------------------------------------------------------------------
                                                                                                11,608,779         382
----------------------------------------------------------------------------------------------------------------------
              Other--1.1%
     4,000    iShares S&P Midcap 400 Index                                                         482,400          16
    25,000    MidCap SPDR Trust - Series "1"                                                     2,756,500          91
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,238,900         107
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
  Shares or                                                                                                   For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Utilities--2.2%
    45,000    AGL Resources, Inc.                                                               $1,305,900         $43
    40,000    Equitable Resources, Inc.                                                          1,776,800          59
    25,400    NSTAR                                                                              1,288,288          42
    35,000    SCANA Corporation                                                                  1,237,250          41
    35,000    Wisconsin Energy Corporation                                                       1,125,250          37
----------------------------------------------------------------------------------------------------------------------
                                                                                                 6,733,488         222
----------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $236,265,873)                                               303,257,644       9,989
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM CORPORATE NOTES--.8%
    $2,500M   General Electric Capital Corp., 1%, 4/16/04
                (cost $2,498,958)                                                                2,498,958          82
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM U.S. GOVERNMENT
              AGENCY OBLIGATIONS--.3%
     1,000M   Federal Home Loan Bank, .975%, 4/16/04
                (cost $999,594)                                                                    999,594          33
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $239,764,425)                                       101.0%    306,756,196      10,104
Excess of Liabilities Over Other Assets                                               (1.0)     (3,163,766)       (104)
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%   $303,592,430     $10,000
======================================================================================================================

* Non-income producing

Summary of Abbreviations:

  ADR American Depositary Receipts

See notes to financial statements



Portfolio of Investments
FIRST INVESTORS SPECIAL SITUATIONS FUND
March 31, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              COMMON STOCKS--96.5%
              Consumer Discretionary--15.5%
    83,300  * Aeropostale, Inc.                                                                 $3,020,458        $133
   209,800  * Champion Enterprises, Inc.                                                         2,223,880          98
    43,100  * Chico's FAS, Inc.                                                                  1,999,840          88
    18,800    Claire's Stores, Inc.                                                                391,792          17
   224,000  * Concord Camera Corporation                                                         1,406,720          62
     5,900  * Dick's Sporting Goods, Inc.                                                          343,026          15
    45,600  * Emmis Communications Corporation - Class "A"                                       1,085,736          48
    78,000  * Fleetwood Enterprises, Inc.                                                          957,840          42
    29,380    Fred's, Inc. - Class "A"                                                             713,053          31
    29,300  * Getty Images, Inc.                                                                 1,581,614          69
    24,600  * Guitar Center, Inc.                                                                  913,644          40
    93,400  * Jarden Corporation                                                                 3,316,634         146
    44,550  * Jos. A. Bank Clothiers, Inc.                                                       1,603,800          70
   111,400  * Navigant International, Inc.                                                       2,005,200          88
    60,300  * Quicksilver, Inc.                                                                  1,317,555          58
    83,700  * Scientific Games Corporation - Class "A"                                           1,566,864          69
    53,400  * Select Comfort Corporation                                                         1,473,306          65
    29,900  * Shuffle Master, Inc.                                                               1,390,051          61
    31,500  * Source Interlink Companies, Inc.                                                     393,750          17
    22,600  * Sports Authority, Inc.                                                               905,808          40
   115,400  * Sunterra Corporation                                                               1,562,516          69
     9,800  * Tractor Supply Company                                                               379,456          17
   130,800    Triarc Companies, Inc. - Class "B"                                                 1,433,568          63
    10,600  * Tuesday Morning Corporation                                                          365,276          16
    29,600  * Urban Outfitters, Inc.                                                             1,422,576          62
    88,800  * Vail Resorts, Inc.                                                                 1,399,488          61
----------------------------------------------------------------------------------------------------------------------
                                                                                                35,173,451       1,545
----------------------------------------------------------------------------------------------------------------------
              Consumer Staples--1.5%
    26,600  * Elizabeth Arden, Inc.                                                                561,792          25
    68,500  * NeighborCare, Inc.                                                                 1,661,125          73
    36,400  * Performance Food Group Company                                                     1,250,340          55
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,473,257         153
----------------------------------------------------------------------------------------------------------------------
              Energy--4.7%
    17,700    CARBO Ceramics, Inc.                                                               1,114,215          49
    87,900    Chesapeake Energy Corporation                                                      1,177,860          52
   105,800  * Energy Partners, Ltd.                                                              1,412,430          62
    23,900    Noble Energy, Inc.                                                                 1,125,690          49
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Energy (continued)
    43,000  * Patterson-UTI Energy, Inc.                                                        $1,522,630         $67
    56,450  * TETRA Technologies, Inc.                                                           1,475,038          65
    27,000    World Fuel Services Corporation                                                      991,710          44
    73,541    XTO Energy, Inc.                                                                   1,856,175          81
----------------------------------------------------------------------------------------------------------------------
                                                                                                10,675,748         469
----------------------------------------------------------------------------------------------------------------------
              Financials--7.6%
    20,400  * Affiliated Managers Group, Inc.                                                    1,113,432          49
    24,600    Bank of the Ozarks, Inc.                                                             677,730          30
     9,400    Capital Automotive (REIT)                                                            331,914          15
    25,200    Capitol Bancorp, Ltd.                                                                682,920          30
    62,000  * First Marblehead Corporation                                                       1,825,900          80
    51,800    HCC Insurance Holdings, Inc.                                                       1,674,694          74
    30,600    Montpelier Re Holdings, Ltd.                                                       1,139,544          50
    53,200    Odyssey Re Holdings Corporation                                                    1,436,400          63
    62,300    RAIT Investment Trust                                                              1,840,965          81
   243,700    Technology Investment Capital Corporation                                          3,555,583         156
    52,800    Thornburg Mortgage, Inc.                                                           1,642,080          72
    31,500    Westcorp, Inc.                                                                     1,388,205          61
----------------------------------------------------------------------------------------------------------------------
                                                                                                17,309,367         761
----------------------------------------------------------------------------------------------------------------------
              Health Care--19.4%
    18,400  * American Healthways, Inc.                                                            449,328          20
    44,400  * AmSurg Corporation                                                                 1,008,324          44
    12,600  * Angiotech Pharmaceuticals, Inc.                                                      307,566          14
    63,900  * Axcan Pharma, Inc.                                                                 1,217,934          54
    71,000  * Centene Corporation                                                                2,171,890          95
   146,900  * CollaGenex Pharmaceuticals, Inc.                                                   1,956,708          86
    42,800  * CV Therapeutics, Inc.                                                                647,564          28
    25,600  * DaVita, Inc.                                                                       1,222,400          54
   115,100  * Discovery Laboratories, Inc.                                                       1,403,069          62
   558,900  * Endocare, Inc.                                                                     2,081,902          91
    30,000  * Eon Labs, Inc.                                                                     2,012,400          88
    21,600  * Fisher Scientific International, Inc.                                              1,188,864          52
    23,700  * Gen-Probe, Inc.                                                                      791,817          35
    45,000  * Hanger Orthopedic Group, Inc.                                                        812,250          36
    63,200  * KV Pharmaceutical Company - Class "A"                                              1,552,192          68
    20,900  * Martek Biosciences Corporation                                                     1,191,300          52
    53,200    Matthews International Corporation - Class "A"                                     1,766,240          78
    94,500  * Med-Design Corporation                                                               361,935          16
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS SPECIAL SITUATIONS FUND
March 31, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Health Care (continued)
    29,000    Medicis Pharmaceutical Corporation - Class "A"                                    $1,160,000         $51
    20,500  * MGI Pharma, Inc.                                                                   1,255,830          55
    17,000  * Neurocrine Biosciences, Inc.                                                       1,004,700          44
    26,200  * NPS Pharmaceuticals, Inc.                                                            748,010          33
    60,775  * Odyssey Healthcare, Inc.                                                           1,145,609          50
    38,300  * Onyx Pharmaceuticals, Inc.                                                         1,549,618          68
    61,000    PolyMedica Corporation                                                             1,636,020          72
    28,400  * Psychiatric Solutions, Inc.                                                          532,500          23
   112,900    Select Medical Corporation                                                         1,885,430          83
    56,420  * SFBC International, Inc.                                                           1,679,059          74
    84,900  * SuperGen, Inc.                                                                     1,086,720          48
    56,000  * SurModics, Inc.                                                                    1,114,960          49
    24,600  * Taro Pharmaceuticals Industries, Ltd.                                              1,426,554          63
   194,000  * TriPath Imaging, Inc.                                                              1,777,040          78
    55,700  * VCA Antech, Inc.                                                                   1,984,591          87
    34,700  * VistaCare, Inc. - Class "A"                                                          937,594          41
    51,300  * VISX, Inc.                                                                         1,001,376          44
----------------------------------------------------------------------------------------------------------------------
                                                                                                44,069,294       1,936
----------------------------------------------------------------------------------------------------------------------
              Industrials--13.7%
    62,700  * AGCO Corporation                                                                   1,298,517          57
    56,700    ALLETE, Inc.                                                                       1,989,603          87
    51,300  * DRS Technologies, Inc.                                                             1,435,374          63
    42,400  * Education Management Corporation                                                   1,349,592          59
    53,400    ElkCorp                                                                            1,446,606          64
    30,500  * ESCO Technologies, Inc.                                                            1,406,660          62
   177,300  * EVCI Career Colleges, Inc.                                                         2,271,213         100
    65,175  * Genesee & Wyoming, Inc. - Class "A"                                                1,609,822          71
    49,200  * II-VI, Inc.                                                                        1,202,940          53
   165,800  * Kansas City Southern                                                               2,304,620         101
    93,600  * KVH Industries, Inc.                                                               1,348,776          59
   120,200  * Labor Ready, Inc.                                                                  1,625,104          71
    74,400  * Laidlaw International, Inc.                                                        1,082,520          48
    41,850  * Marten Transport, Ltd.                                                               795,150          35
    57,600  * MTC Technologies, Inc.                                                             1,446,336          64
    18,200  * Old Dominion Freight Line, Inc.                                                      613,340          27
    41,300    Oshkosh Truck Corporation                                                          2,300,410         101
    59,900  * Pinnacle Airlines Corporation                                                        796,670          35
    87,000  * SI International, Inc.                                                             2,009,700          88
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Industrials (continued)
    90,700    United Industrial Corporation                                                     $1,717,858         $75
    84,000    Wabtec Corporation                                                                 1,196,160          53
----------------------------------------------------------------------------------------------------------------------
                                                                                                31,246,971       1,373
----------------------------------------------------------------------------------------------------------------------
              Information Technology--30.0%
   136,300  * Advanced Digital Information Corporation                                           1,551,094          68
    87,300  * Aspect Communications Corporation                                                  1,367,991          60
    63,300  * ATMI, Inc.                                                                         1,666,056          73
    63,400  * Autobytel, Inc.                                                                      836,880          37
    77,400    BEI Technologies, Inc.                                                             1,738,404          76
   137,900  * Bell Microproducts, Inc.                                                             992,880          44
    63,000  * Catapult Communications Corporation                                                1,123,227          49
    38,500  * CheckFree Corporation                                                              1,134,210          50
    22,100  * Cherokee International Corporation                                                   318,240          14
    36,300  * Cognizant Technology Solutions
                Corporation - Class "A"                                                          1,642,575          72
   223,800  * Conexant Systems, Inc.                                                             1,378,608          61
    60,200  * Digital River, Inc.                                                                1,409,282          62
    43,600  * Digital Theater Systems, Inc.                                                      1,117,468          49
    45,400  * DSP Group, Inc.                                                                    1,168,142          51
    80,600  * eCollege.com, Inc.                                                                 1,682,928          74
    44,300  * Electronics for Imaging, Inc.                                                      1,088,451          48
    35,300  * Embarcadero Technologies, Inc.                                                       453,252          20
   104,000  * Epicor Software Corporation                                                        1,380,080          61
    12,000  * Excel Technology, Inc.                                                               377,400          17
    25,800    FactSet Research Systems, Inc.                                                     1,098,048          48
    33,450    Fair Isaac Corporation                                                             1,206,876          53
    28,900  * FLIR Systems, Inc.                                                                 1,101,668          48
    74,500  * Global Imaging Systems, Inc.                                                       2,474,890         109
    35,800  * Hyperion Solutions Corporation                                                     1,483,910          65
    42,900  * Integrated Circuit Systems, Inc.                                                   1,073,787          47
   190,800  * Intelligroup, Inc.                                                                 1,396,656          61
    26,300  * International Rectifier Corporation                                                1,209,537          53
    57,400    Inter-Tel, Inc.                                                                    1,725,444          76
    54,400  * Intervoice, Inc.                                                                     917,728          40
    55,700  * Intrado, Inc.                                                                      1,077,795          47
    79,900  * JDA Software Group, Inc.                                                           1,162,545          51
    76,400  * Komag, Inc.                                                                        1,405,760          62
    35,400  * Kronos, Inc.                                                                       1,151,562          51
   135,400  * Lawson Software, Inc.                                                              1,123,820          49
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS SPECIAL SITUATIONS FUND
March 31, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Information Technology (continued)
    85,100  * Lexar Media, Inc.                                                                 $1,409,256         $62
   104,400  * Measurement Specialties, Inc.                                                      2,023,272          89
   169,700  * MEMC Electronic Materials, Inc.                                                    1,552,755          68
    52,100  * Mentor Graphics Corporation                                                          928,422          41
    41,300  * MICROS Systems, Inc.                                                               1,864,695          82
   158,800  * MPS Group, Inc.                                                                    1,765,856          78
    86,300  * Neoware Systems, Inc.                                                                886,301          39
     5,500  * O2Micro International, Ltd.                                                           94,765           4
       600  * OmniVision Technologies, Inc.                                                         16,386           1
    67,000  * Pixelworks, Inc.                                                                   1,147,710          51
   232,900  * Powerwave Technologies, Inc.                                                       1,816,620          80
    39,700  * Progress Software Corporation                                                        952,403          42
    51,300  * Rofin-Sinar Technologies, Inc.                                                     1,531,305          67
    24,800  * Sigmatel, Inc.                                                                       556,760          24
    11,000  * Skyworks Solutions, Inc.                                                             128,260           6
   108,000  * SM&A                                                                               1,189,080          52
    35,600    StarTek, Inc.                                                                      1,293,704          57
    39,800  * Sybase, Inc.                                                                         835,402          37
   150,900  * TIBCO Software, Inc.                                                               1,232,853          54
    18,000  * TradeStation Group, Inc.                                                             121,140           5
    59,500  * TTM Technologies, Inc.                                                               733,040          32
    38,200  * Varian Semiconductor Equipment Associates, Inc.                                    1,604,400          71
    43,000  * Verint Systems, Inc.                                                               1,328,700          58
   103,200  * ZiLOG, Inc.                                                                        1,302,384          57
----------------------------------------------------------------------------------------------------------------------
                                                                                                68,352,663       3,003
----------------------------------------------------------------------------------------------------------------------
              Materials--2.1%
    99,700    AMCOL International Corporation                                                    1,739,765          76
    10,800    Eagle Materials, Inc.                                                                635,580          28
    70,400  * Headwaters, Inc.                                                                   1,803,648          79
    39,300    Penford Corporation                                                                  654,738          29
----------------------------------------------------------------------------------------------------------------------
                                                                                                 4,833,731         212
----------------------------------------------------------------------------------------------------------------------
              Telecommunication Services--1.2%
    37,500  * NII Holdings, Inc. - Class "B"                                                     1,313,625          58
   144,000  * PTEK Holdings, Inc.                                                                1,323,360          58
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,636,985         116
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
    Shares,                                                                                                     Amount
  Warrants,                                                                                                   Invested
         or                                                                                                   For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Utilities--.8%
    42,300    Equitable Resources, Inc.                                                         $1,878,966         $83
----------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $167,614,721)                                               219,650,433       9,651
----------------------------------------------------------------------------------------------------------------------
              WARRANTS--.0%
              Health Care
    31,500  * Med-Design Corporation (expiring 7/29/08)
                (cost $3,938) **+                                                                    3,938          --
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM U.S. GOVERNMENT
              AGENCY OBLIGATIONS--2.6%
    $5,900M   Federal Home Loan Bank, .975%,
                4/16/04 (cost $5,897,603)                                                        5,897,603         259
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM CORPORATE NOTES--.5%
     1,100M   Coca-Cola Co., .99%, 4/13/04 (cost $1,099,637)                                     1,099,637          48
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $174,615,899)                                        99.6%    226,651,611       9,958
Other Assets, Less Liabilities                                                          .4         948,730          42
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%   $227,600,341     $10,000
======================================================================================================================

  * Non-income producing

 ** Security valued at fair value (see Note 1A)

  + Security exempt from registration under Rule 144A of the Securities Act of 1933. See Note 6.

Summary of Abbreviations:

  REIT Real Estate Investment Trust

See notes to financial statements



Portfolio of Investments
FIRST INVESTORS FOCUSED EQUITY FUND
March 31, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              COMMON STOCKS--98.7%
              Consumer Discretionary--8.0%
    46,800    Gap, Inc.                                                                         $1,025,856        $158
    29,000    Lowe's Companies, Inc.                                                             1,627,770         251
   151,800  * Time Warner, Inc.                                                                  2,559,348         394
----------------------------------------------------------------------------------------------------------------------
                                                                                                 5,212,974         803
----------------------------------------------------------------------------------------------------------------------
              Consumer Staples--11.4%
    27,100    Altria Group, Inc.                                                                 1,475,595         227
    32,800    Gillette Company                                                                   1,282,480         198
    37,100    PepsiCo, Inc.                                                                      1,997,835         308
    10,400    Procter & Gamble Company                                                           1,090,752         168
    25,900    Wal-Mart Stores, Inc.                                                              1,545,971         238
----------------------------------------------------------------------------------------------------------------------
                                                                                                 7,392,633       1,139
----------------------------------------------------------------------------------------------------------------------
              Energy--6.9%
    25,100    ChevronTexaco Corporation                                                          2,203,278         340
    35,500    Schlumberger, Ltd.                                                                 2,266,675         349
----------------------------------------------------------------------------------------------------------------------
                                                                                                 4,469,953         689
----------------------------------------------------------------------------------------------------------------------
              Financials--21.3%
    20,700    American Express Company                                                           1,073,295         165
    33,120    American International Group, Inc.                                                 2,363,112         364
    32,400    Bank of America Corporation                                                        2,623,752         404
    26,100    Bank One Corporation                                                               1,422,972         219
    63,400    Citigroup, Inc.                                                                    3,277,780         505
    32,000    Merrill Lynch & Company, Inc.                                                      1,905,920         294
    67,800    Travelers Property Casualty Corporation - Class "B"                                1,170,906         181
----------------------------------------------------------------------------------------------------------------------
                                                                                                13,837,737       2,132
----------------------------------------------------------------------------------------------------------------------
              Health Care--13.2%
    36,700    Abbott Laboratories                                                                1,508,370         232
    18,100    Eli Lilly & Company                                                                1,210,890         187
    13,100  * Genzyme Corporation                                                                  616,224          95
    17,000    Medtronic, Inc.                                                                      811,750         125
    88,400    Pfizer, Inc.                                                                       3,098,420         478
    34,400    Wyeth                                                                              1,291,720         199
----------------------------------------------------------------------------------------------------------------------
                                                                                                 8,537,374       1,316
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Industrials--13.9%
    11,300    3M Company                                                                          $925,131        $143
    19,300    CSX Corporation                                                                      584,597          90
    14,700    FedEx Corporation                                                                  1,104,852         170
     9,400    General Dynamics Corporation                                                         839,702         130
    79,700    General Electric Company                                                           2,432,444         375
    14,700    Lockheed Martin Corporation                                                          670,908         103
    48,500    Tyco International, Ltd.                                                           1,389,525         214
    12,200    United Technologies Corporation                                                    1,052,860         162
----------------------------------------------------------------------------------------------------------------------
                                                                                                 9,000,019       1,387
----------------------------------------------------------------------------------------------------------------------
              Information Technology--19.2%
    34,600  * Accenture, Ltd. - Class "A"                                                          858,080         132
    43,500  * Applied Materials, Inc.                                                              930,030         143
    60,500  * Cisco Systems, Inc.                                                                1,422,960         219
   140,500  * Corning, Inc.                                                                      1,570,790         242
    40,000  * Dell, Inc.                                                                         1,344,800         207
    69,293    Hewlett-Packard Company                                                            1,582,652         244
    51,500    Intel Corporation                                                                  1,400,800         216
   126,700    Microsoft Corporation                                                              3,163,699         488
    11,300    Motorola, Inc.                                                                       198,880          31
----------------------------------------------------------------------------------------------------------------------
                                                                                                12,472,691       1,922
----------------------------------------------------------------------------------------------------------------------
              Materials--4.2%
    29,600    Alcoa, Inc.                                                                        1,026,824         159
    14,900    Du Pont (E.I.) de Nemours & Company                                                  629,078          97
    25,200    International Paper Company                                                        1,064,952         164
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,720,854         420
----------------------------------------------------------------------------------------------------------------------
              Telecommunication Services--.6%
    14,500    Sprint Corporation                                                                   267,235          41
     4,200    Verizon Communications, Inc.                                                         153,468          23
----------------------------------------------------------------------------------------------------------------------
                                                                                                   420,703          64
----------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $59,417,509)                                                 64,064,938       9,872
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS FOCUSED EQUITY FUND
March 31, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                              Value   Net Assets
----------------------------------------------------------------------------------------------------------------------
              REPURCHASE AGREEMENT--.9%
      $588M   BNP Paribas, 1%, dated 3/31/04, to be repurchased
                at $588,016 on 4/1/04 (collateralized by
                U.S. Treasury Notes, 1.75%, 12/31/04,
                valued at $600,485) (cost $588,000)                                               $588,000         $91
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $60,005,509)                                         99.6%     64,652,938       9,963
Other Assets, Less Liabilities                                                          .4         241,379          37
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $64,894,317     $10,000
======================================================================================================================

* Non-income producing

See notes to financial statements



Portfolio of Investments
FIRST INVESTORS GLOBAL FUND, INC.
March 31, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              COMMON STOCKS--96.4%
              United States--41.7%
    13,500    3M Company                                                                        $1,105,245         $47
    46,100    Abbott Laboratories                                                                1,894,710          81
    37,600    Alcoa, Inc.                                                                        1,304,344          56
    34,100    Altria Group, Inc.                                                                 1,856,745          79
    27,700    American Express Company                                                           1,436,245          61
    41,553    American International Group, Inc.                                                 2,964,807         126
    23,700    American Power Conversion Corporation                                                545,337          23
     8,800  * Anthem, Inc.                                                                         797,632          34
    28,400    Apache Corporation                                                                 1,226,028          52
    15,400  * Apple Computer, Inc.                                                                 416,570          18
    54,900  * Applied Materials, Inc.                                                            1,173,762          50
    37,500    ARAMARK Corporation - Class "B"                                                    1,027,875          44
    40,800    Bank of America Corporation                                                        3,303,984         141
    33,100    Bank One Corporation                                                               1,804,612          77
    33,100    ChevronTexaco Corporation                                                          2,905,518         124
    24,100  * ChoicePoint, Inc.                                                                    916,523          39
    77,400  * Cisco Systems, Inc.                                                                1,820,448          78
    84,549    Citigroup, Inc.                                                                    4,371,183         186
    13,000    Cognex Corporation                                                                   432,250          18
   178,300  * Corning, Inc.                                                                      1,993,394          85
     4,400    Countrywide Financial Corporation                                                    421,960          18
    24,400    CSX Corporation                                                                      739,076          32
    40,100  * Dell, Inc.                                                                         1,348,162          57
    18,800    Du Pont (E.I.) de Nemours & Company                                                  793,736          34
    24,200    Eli Lilly & Company                                                                1,618,980          69
    10,500    Federated Department Stores, Inc.                                                    567,525          24
    18,100    FedEx Corporation                                                                  1,360,396          58
    59,100    Gap, Inc.                                                                          1,295,472          55
    17,100    General Dynamics Corporation                                                       1,527,543          65
   101,100    General Electric Company                                                           3,085,572         132
    16,500  * Genzyme Corporation                                                                  776,160          33
    42,600    Gillette Company                                                                   1,665,660          71
    87,400    Hewlett-Packard Company                                                            1,996,216          85
     9,700  * ImClone Systems, Inc.                                                                493,342          21
    65,160    Intel Corporation                                                                  1,772,352          76
    31,700    International Paper Company                                                        1,339,642          57
    20,900  * International Rectifier Corporation                                                  961,191          41
    28,800  * Lamar Advertising Company - Class "A"                                              1,158,336          49
     9,800    Legg Mason, Inc.                                                                     909,244          39
    18,400    Lockheed Martin Corporation                                                          839,776          36
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS GLOBAL FUND, INC.
March 31, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              United States (continued)
    36,500    Lowe's Companies, Inc.                                                            $2,048,745         $87
    21,300    Market 2000+ HOLDRs Trust                                                          1,151,265          49
    20,600    Masco Corporation                                                                    626,858          27
    21,000  * Medco Health Solutions, Inc.                                                         714,000          30
    21,400    Medtronic, Inc.                                                                    1,021,850          44
    41,900    Merrill Lynch & Company, Inc.                                                      2,495,564         106
    20,100    Michaels Stores, Inc.                                                                977,262          42
   162,200    Microsoft Corporation                                                              4,050,134         173
    14,200    Motorola, Inc.                                                                       249,920          11
    36,600  * Nextel Communications, Inc. - Class "A"                                              905,118          39
    26,300  * Noble Corporation                                                                  1,010,446          43
    49,200    Norfolk Southern Corporation                                                       1,086,828          46
    41,600  * Pactiv Corporation                                                                   925,600          39
    46,700    PepsiCo, Inc.                                                                      2,514,795         107
    17,900    PETsMART, Inc.                                                                       487,955          21
   108,825    Pfizer, Inc.                                                                       3,814,316         163
    57,000  * Polycom, Inc.                                                                      1,210,110          52
    12,200    Precision Castparts Corporation                                                      537,166          23
    13,200    Procter & Gamble Company                                                           1,384,416          59
     6,400    Rockwell Collins, Inc.                                                               202,304           9
    18,300    Sprint Corporation--Fon Group                                                        337,269          14
    15,400  * SunGard Data Systems, Inc.                                                           421,960          18
   191,200  * Time Warner, Inc.                                                                  3,223,633         137
    85,200    Travelers Property Casualty Corporation - Class "B"                                1,471,404          63
    61,400    Tyco International, Ltd.                                                           1,759,110          75
    15,500    United Technologies Corporation                                                    1,337,650          57
     5,300    Verizon Communications, Inc.                                                         193,662           8
    34,600    Wal-Mart Stores, Inc.                                                              2,065,274          88
    44,300    Wyeth                                                                              1,663,465          71
----------------------------------------------------------------------------------------------------------------------
                                                                                                97,855,632       4,172
----------------------------------------------------------------------------------------------------------------------
              United Kingdom--12.8%
    61,200    AstraZeneca PLC                                                                    2,837,780         121
   474,900    Compass Group PLC                                                                  3,128,970         133
    98,800    Imperial Tobacco Group PLC                                                         2,153,534          92
   294,000    Kingfisher PLC                                                                     1,558,846          67
   400,000    Lloyds TSB Group PLC                                                               3,039,804         130
   215,203    National Grid Transco PLC                                                          1,700,697          73
   138,823    Reckitt Benckiser PLC                                                              3,431,577         146
 1,040,000    Rolls-Royce Group PLC                                                              4,300,569         183
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              United Kingdom (continued)
   144,984    Royal Bank of Scotland Group PLC                                                  $4,417,888        $188
 1,419,612    Vodafone Group PLC                                                                 3,359,131         143
----------------------------------------------------------------------------------------------------------------------
                                                                                                29,928,796       1,276
----------------------------------------------------------------------------------------------------------------------
              France--10.4%
    66,400  * Alcatel SA                                                                         1,047,730          45
    45,104    Aventis SA                                                                         3,467,040         148
    51,435    AXA                                                                                1,073,280          46
    21,700    Carrefour SA                                                                       1,070,418          46
    24,853    Essilor International SA                                                           1,511,516          63
    62,083  * France Telecom SA                                                                  1,588,437          68
   134,740    Havas SA                                                                             720,282          31
    59,375    Lafarge SA                                                                         4,804,806         205
    33,800    M6 Metropole Television                                                            1,013,498          43
    16,600    Pinault-Printemps-Redoute SA                                                       1,734,998          74
    53,600    Societe Television Francaise 1                                                     1,702,056          72
    20,044    Total SA                                                                           3,680,031         157
    39,100    Veolia Environment                                                                 1,090,735          46
----------------------------------------------------------------------------------------------------------------------
                                                                                                24,504,827       1,044
----------------------------------------------------------------------------------------------------------------------
              Japan--8.2%
    92,000    Asahi Glass Company, Ltd.                                                            993,973          42
    11,500    Fast Retailing Company, Ltd.                                                         940,693          40
    60,000    Kao Corporation                                                                    1,372,615          59
     3,320    KOSE Corporation                                                                     121,586           5
       165    Mitsubishi Tokyo Financial Group, Inc.                                             1,633,585          70
    68,000    Mitsui Fudosan Company, Ltd.                                                         855,597          36
    15,100    Nintendo Company, Ltd.                                                             1,525,458          65
     1,465    NTT DoCoMo, Inc.                                                                   3,238,814         138
    48,000    Olympus Corporation                                                                1,033,498          44
    12,500    ORIX Corporation                                                                   1,382,948          59
     8,100    Rohm Company, Ltd.                                                                 1,048,753          45
    56,000    Sharp Corporation                                                                  1,000,663          43
    22,200    Shin-Etsu Chemical Company, Ltd.                                                     934,647          40
    28,900    Takeda Chemical Industries, Ltd.                                                   1,288,951          55
       303    UFJ Holdings, Inc.                                                                 1,928,063          82
----------------------------------------------------------------------------------------------------------------------
                                                                                                19,299,844         823
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS GLOBAL FUND, INC.
March 31, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Switzerland--4.9%
   393,270  * ABB, Ltd.                                                                         $2,318,922         $99
    11,854    Converium Holding AG                                                                 580,138          25
     9,100    Converium Holding AG (ADR)                                                           223,587           9
    10,360    Nestle SA                                                                          2,641,418         113
    29,926    Roche Holding AG - Genusscheine                                                    2,923,268         125
    36,420    UBS AG - Registered                                                                2,705,231         115
----------------------------------------------------------------------------------------------------------------------
                                                                                                11,392,564         486
----------------------------------------------------------------------------------------------------------------------
              South Korea--3.4%
   124,960    Kia Motors Corporation                                                             1,286,169          55
    40,730  * Kookmin Bank                                                                       1,652,008          70
    22,080    LG Electronics, Inc.                                                               1,323,124          56
     2,640    Samsung Electronics Company, Ltd.                                                  1,317,179          56
    34,180    SK Corporation                                                                     1,241,744          53
    59,090    SK Telecom Company, Ltd. (ADR)                                                     1,258,617          54
----------------------------------------------------------------------------------------------------------------------
                                                                                                 8,078,841         344
----------------------------------------------------------------------------------------------------------------------
              Germany--2.2%
    36,500    Bayerische Motoren Werke (BMW) AG                                                  1,493,666          64
    31,400    E.ON AG                                                                            2,072,146          88
    10,300    SAP AG                                                                             1,620,181          69
----------------------------------------------------------------------------------------------------------------------
                                                                                                 5,185,993         221
----------------------------------------------------------------------------------------------------------------------
              Italy--2.0%
   160,048    ENI SpA                                                                            3,217,733         137
   300,700    UniCredito Italiano SpA                                                            1,433,777          61
----------------------------------------------------------------------------------------------------------------------
                                                                                                 4,651,510         198
----------------------------------------------------------------------------------------------------------------------
              Netherlands--1.9%
    32,000  * ASML Holding NV                                                                      586,333          25
    62,267    ING Groep NV                                                                       1,368,176          59
   170,000  * Koninklijke Ahold NV                                                               1,391,360          59
   150,000  * Koninklijke KPN NV                                                                 1,170,527          50
----------------------------------------------------------------------------------------------------------------------
                                                                                                 4,516,396         193
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Canada--1.4%
    74,500  * Biovail Corporation                                                               $1,163,770         $50
    25,800    Canadian National Railway Company                                                  1,014,714          43
    18,600    Talisman Energy, Inc.                                                              1,102,060          47
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,280,544         140
----------------------------------------------------------------------------------------------------------------------
              Netherlands Antilles--1.2%
    44,300    Schlumberger, Ltd.                                                                 2,828,555         121
----------------------------------------------------------------------------------------------------------------------
              Mexico--1.0%
    58,100    America Movil SA de CV (ADR) - Series "L"                                          2,245,565          96
----------------------------------------------------------------------------------------------------------------------
              Australia--.9%
   133,396    News Corporation, Ltd.                                                             1,058,130          45
   186,624    Rinker Group, Ltd.                                                                   990,223          43
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,048,353          88
----------------------------------------------------------------------------------------------------------------------
              Spain--.8%
    13,428    Endesa SA                                                                            244,225          11
    73,800    Iberdrola SA                                                                       1,523,639          65
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,767,864          76
----------------------------------------------------------------------------------------------------------------------
              Malaysia--.6%
   486,000    Malayan Banking Berhad                                                             1,483,252          63
----------------------------------------------------------------------------------------------------------------------
              Russia--.6%
    38,100    Surgutneftegaz (ADR)                                                               1,455,420          62
----------------------------------------------------------------------------------------------------------------------
              Belgium--.6%
    64,500    Fortis                                                                             1,372,060          58
----------------------------------------------------------------------------------------------------------------------
              Bermuda--.5%
    43,900  * Accenture, Ltd. - Class "A"                                                        1,088,720          46
----------------------------------------------------------------------------------------------------------------------
              Brazil--.4%
    31,000    Petroleo Brasileiro SA--Petrobras (ADR)                                            1,038,500          44
----------------------------------------------------------------------------------------------------------------------
              Ireland--.4%
    49,600  * Elan Corporation PLC (ADR)                                                         1,022,752          44
----------------------------------------------------------------------------------------------------------------------
              South Africa--.4%
   145,900    Standard Bank Group, Ltd.                                                            972,281          41
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS GLOBAL FUND, INC.
March 31, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
  Shares or                                                                                                   For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                              Value   Net Assets
----------------------------------------------------------------------------------------------------------------------
              Sweden--.1%
     6,800  * Oriflame Cosmetics SA (SDR)                                                         $191,612          $8
----------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $186,667,336)                                               226,209,881       9,644
----------------------------------------------------------------------------------------------------------------------
              PREFERRED STOCKS--.0%
              Brazil
    23,000  * Vale Do Rio Doce - Class "B" (cost $0)**                                                 236          --
----------------------------------------------------------------------------------------------------------------------
              REPURCHASE AGREEMENT--3.8%
    $8,930M   BNP Paribas, 1%, dated 3/31/04, to be repurchased
                at $8,930,248 on 4/1/04 (collateralized by
                U.S. Treasury Notes, 1.625%, 3/31/05,
                at $9,109,089) (cost $8,930,000)                                                 8,930,000         381
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $195,597,336)                                       100.2%    235,140,117      10,025
Excess of Liabilities Over Other Assets                                                (.2)       (574,906)        (25)
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%   $234,565,211     $10,000
======================================================================================================================

 * Non-income producing

** Security valued at fair value (see Note 1A)

Summary of Abbreviations:

   ADR American Depositary Receipts

   SDR Swedish Depositary Receipts

See notes to financial statements



Sector Diversification of the portfolio was as follows:
----------------------------------------------------------------------------------------------------------------------
                                                                                  Percentage
Sector                                                                          of Net Assets                    Value
----------------------------------------------------------------------------------------------------------------------
Pharmaceuticals & Biotechnology                                                       9.8%                 $22,964,208
Banks                                                                                 9.4                   22,091,541
Energy                                                                                8.4                   19,706,034
Capital Goods                                                                         8.2                   19,180,026
Diversified Financials                                                                6.8                   16,040,652
Telecommunication Services                                                            6.1                   14,297,140
Materials                                                                             4.7                   11,093,234
Technology Hardware & Equipment                                                       4.5                   10,514,801
Retailing                                                                             4.1                    9,611,495
Food/Beverage/Tobacco                                                                 3.9                    9,166,492
Media                                                                                 3.8                    8,875,934
Software & Services                                                                   3.7                    8,706,453
Household & Personal Products                                                         3.5                    8,167,466
Semiconductors & Semiconductor Equipment                                              2.9                    6,859,570
Utilities                                                                             2.8                    6,631,441
Insurance                                                                             2.7                    6,313,215
Health Care Equipment & Services                                                      2.2                    5,078,496
Food & Staples Retailing                                                              1.9                    4,527,052
Transportation                                                                        1.8                    4,201,014
Hotels/Restaurants/Leisure                                                            1.3                    3,128,970
Automobiles & Components                                                              1.2                    2,779,835
Consumer Durables & Apparel                                                           1.0                    2,323,788
Commercial Services & Supplies                                                         .8                    1,944,398
Pooled Vehicle                                                                         .5                    1,151,265
Real Estate                                                                            .4                      855,597
Repurchase Agreement                                                                  3.8                    8,930,000
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments                                                          100.2                  235,140,117
Excess of Liabilities Over Other Assets                                               (.2)                    (574,906)
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                          100.0%                $234,565,211
======================================================================================================================



Statement of Assets and Liabilities
FIRST INVESTORS
March 31, 2004
------------------------------------------------------------------------------------------------------------------------------
                                                         TOTAL                                        GROWTH &         ALL-CAP
                                                        RETURN           VALUE       BLUE CHIP          INCOME          GROWTH
------------------------------------------------------------------------------------------------------------------------------
Assets
Investments in securities:
At identified cost                                $214,918,317    $150,363,521    $387,914,039    $450,175,827    $108,844,966
                                                  ============    ============    ============    ============    ============
At value (Note 1A)                                $253,360,934    $185,832,828    $503,653,121    $581,211,159    $131,254,040
Cash                                                   249,194         198,938         839,067         729,982          41,941
Receivables:
Dividends and interest                               1,244,747         426,798         481,464         543,485          64,319
Shares sold                                            889,238         560,401         648,601       1,116,649         704,952
Investment securities sold                           1,915,147         250,265       1,061,718              --         330,547
Forward currency contracts (Note 4)                         --              --              --              --              --
Other assets                                            31,870          21,739          67,654          71,599          14,324
                                                  ------------    ------------    ------------    ------------    ------------
Total Assets                                       257,691,130     187,290,969     506,751,625     583,672,874     132,410,123
                                                  ------------    ------------    ------------    ------------    ------------
Liabilities
Payables:
Investment securities purchased                      4,194,673       2,767,825         881,310       3,625,000         893,027
Dividends payable                                       14,348          12,806              --           1,730              --
Shares redeemed                                        401,348         187,955         764,238         846,279         182,391
Accrued advisory fees                                  169,120         123,187         341,346         379,175          86,332
Accrued shareholder servicing costs                     74,253          75,948         148,998         176,687          69,773
Accrued distribution plan expenses                       2,743           1,927           5,451           6,444           1,435
Accrued directors' fees                                  1,526           1,500           3,240           3,584             766
Accrued expenses                                        17,099          10,482          15,850          43,296          22,526
                                                  ------------    ------------    ------------    ------------    ------------
Total Liabilities                                    4,875,110       3,181,630       2,160,433       5,082,195       1,256,250
                                                  ------------    ------------    ------------    ------------    ------------
Net Assets                                        $252,816,020    $184,109,339    $504,591,192    $578,590,679    $131,153,873
                                                  ============    ============    ============    ============    ============
Net Assets Consist of:
Capital paid in                                   $243,898,722    $210,433,986    $540,167,525    $553,289,943    $125,648,184
Undistributed net investment income (deficit)         (490,074)         63,716        (169,763)         89,528        (752,509)
Accumulated net realized loss on investments       (29,035,245)    (61,857,670)   (151,145,652)   (105,824,124)    (16,150,876)
Net unrealized appreciation in value
of investments                                      38,442,617      35,469,307     115,739,082     131,035,332      22,409,074
                                                  ------------    ------------    ------------    ------------    ------------
Total                                             $252,816,020    $184,109,339    $504,591,192    $578,590,679    $131,153,873
                                                  ============    ============    ============    ============    ============
Net Assets:
Class A                                           $217,741,585    $162,072,093    $436,236,868    $489,791,241    $112,445,704
Class B                                           $ 35,074,435    $ 22,037,246    $ 68,354,324    $ 88,799,438    $ 18,708,169
Shares outstanding (Note 5):
Class A                                             16,471,435      27,884,617      22,589,142      39,691,724      14,218,075
Class B                                              2,689,345       3,845,728       3,744,184       7,501,890       2,422,311
Net asset value and redemption price
per share - Class A                                     $13.22           $5.81          $19.31          $12.34           $7.91
                                                  ============    ============    ============    ============    ============
Maximum offering price per share - Class A
(Net asset value/.9425)*                                $14.03           $6.16          $20.49          $13.09           $8.39
                                                  ============    ============    ============    ============    ============
Net asset value and offering price per share -
Class B (Note 5)                                        $13.04           $5.73          $18.26          $11.84           $7.72
                                                  ============    ============    ============    ============    ============

*On purchases of $100,000 or more, the sales charge is reduced.

See notes to financial statements





--------------------------------------------------------------------------------------------------------------
                                                       MID-CAP         SPECIAL         FOCUSED
                                                   OPPORTUNITY      SITUATIONS          EQUITY          GLOBAL
--------------------------------------------------------------------------------------------------------------
Assets
Investments in securities:
At identified cost                                $239,764,425    $174,615,899     $60,005,509    $195,597,336
                                                  ============    ============    ============    ============
At value (Note 1A)                                $306,756,196    $226,651,611     $64,652,938    $235,140,117
Cash (overdraft)                                       492,127        (328,567)         43,321          61,275
Receivables:
Dividends and interest                                 139,058          50,545          71,236         809,989
Shares sold                                            933,033         308,223          77,610         262,981
Investment securities sold                                 422       1,839,274         513,534         643,724
Forward currency contracts (Note 4)                         --              --              --          10,252
Other assets                                            33,982          28,847           6,869          53,368
                                                  ------------    ------------    ------------    ------------
Total Assets                                       308,354,818     228,549,933      65,365,508     236,981,706
                                                  ------------    ------------    ------------    ------------
Liabilities
Payables:
Investment securities purchased                      4,008,419         363,514         261,594       1,475,420
Dividends payable                                           --              --              --              --
Shares redeemed                                        413,153         311,621         119,958         607,020
Accrued advisory fees                                  201,179         151,261          44,109         211,062
Accrued shareholder servicing costs                    114,254          93,223          35,877          79,436
Accrued distribution plan expenses                       3,360           2,326             754           2,233
Accrued directors' fees                                  2,000           1,434             424           1,492
Accrued expenses                                        20,023          26,213           8,475          39,832
                                                  ------------    ------------    ------------    ------------
Total Liabilities                                    4,762,388         949,592         471,191       2,416,495
                                                  ------------    ------------    ------------    ------------
Net Assets                                        $303,592,430    $227,600,341     $64,894,317    $234,565,211
                                                  ============    ============    ============    ============
Net Assets Consist of:
Capital paid in                                   $263,729,424    $239,362,712     $88,036,389    $234,972,913
Undistributed net investment deficit                (1,059,338)     (1,351,085)       (154,089)       (491,674)
Accumulated net realized loss on investments
and foreign currency transactions                  (26,069,427)    (62,446,998)    (27,635,412)    (39,483,313)
Net unrealized appreciation in value of
investments and foreign currency
transactions                                        66,991,771      52,035,712       4,647,429      39,567,285
                                                  ------------    ------------    ------------    ------------
Total                                             $303,592,430    $227,600,341     $64,894,317    $234,565,211
                                                  ============    ============    ============    ============
Net Assets:
Class A                                           $257,777,755    $203,634,974     $53,334,679    $217,997,855
Class B                                           $ 45,814,675    $ 23,965,367     $11,559,638    $ 16,567,356
Shares outstanding (Note 5):
Class A                                             11,291,630      11,178,371       6,677,494      36,171,121
Class B                                              2,151,991       1,421,373       1,499,283       2,943,345
Net asset value and redemption price
per share - Class A                                     $22.83          $18.22           $7.99           $6.03
                                                  ============    ============    ============    ============
Maximum offering price per share - Class A
(Net asset value/.9425)*                                $24.22          $19.33           $8.48           $6.40
                                                  ============    ============    ============    ============
Net asset value and offering price per share -
Class B (Note 5)                                        $21.29          $16.86           $7.71           $5.63
                                                  ============    ============    ============    ============

*On purchases of $100,000 or more, the sales charge is reduced.

See notes to financial statements




Statement of Operations
FIRST INVESTORS
Six Months Ended March 31, 2004
------------------------------------------------------------------------------------------------------------------------------
                                                         TOTAL                                        GROWTH &         ALL-CAP
                                                        RETURN           VALUE       BLUE CHIP          INCOME          GROWTH
------------------------------------------------------------------------------------------------------------------------------
Investment Income
Dividends                                         $  1,325,209    $  2,176,323    $  3,645,522    $  4,864,543    $    296,102
Interest                                             2,058,752          86,839          60,813           9,022          22,743
                                                  ------------    ------------    ------------    ------------    ------------
Total income                                         3,383,961       2,263,162       3,706,335       4,873,565         318,845
                                                  ------------    ------------    ------------    ------------    ------------
Expenses (Notes 1 and 3):
Advisory fees                                        1,120,599         631,226       2,089,004       1,990,486         425,770
Distribution plan expenses - Class A                   299,586         221,015         634,140         686,239         145,273
Distribution plan expenses - Class B                   162,179         104,917         339,113         423,518          83,448
Shareholder servicing costs                            362,426         316,989         866,490         893,082         326,737
Professional fees                                       21,661          24,201          56,130          59,730          15,376
Registration fees                                       21,408          21,408          21,408          21,408          22,165
Custodian fees and expenses                             19,155          11,387          30,505          18,171           7,754
Reports and notices to shareholders                     19,536          15,485          45,571          46,939          16,871
Directors' fees                                          4,538           4,306           7,860           8,626           2,899
Other expenses                                          29,181          12,718          39,224          51,581          25,135
                                                  ------------    ------------    ------------    ------------    ------------
Total expenses                                       2,060,269       1,363,652       4,129,445       4,199,780       1,071,428
Less: Expenses waived                                 (250,000)             --        (250,000)             --              --
Custodian fees paid indirectly                          (2,406)         (1,686)         (3,347)           (845)            (74)
                                                  ------------    ------------    ------------    ------------    ------------
Net expenses                                         1,807,863       1,361,966       3,876,098       4,198,935       1,071,354
                                                  ------------    ------------    ------------    ------------    ------------
Net investment income (loss)                         1,576,098         901,196        (169,763)        674,630        (752,509)
                                                  ------------    ------------    ------------    ------------    ------------
Realized and Unrealized Gain (Loss) on
Investments (Note 2):
Net realized gain on investments                     3,685,827       2,014,744      14,391,443      14,572,840       5,583,009
Net unrealized appreciation of investments          17,711,330      22,671,869      41,926,044      60,540,076      11,714,503
                                                  ------------    ------------    ------------    ------------    ------------
Net gain on investments                             21,397,157      24,686,613      56,317,487      75,112,916      17,297,512
                                                  ------------    ------------    ------------    ------------    ------------
Net Increase in Net Assets Resulting
from Operations                                   $ 22,973,255    $ 25,587,809    $ 56,147,724    $ 75,787,546    $ 16,545,003
                                                  ============    ============    ============    ============    ============

+ Net of $134,732 foreign taxes withheld

See notes to financial statements





--------------------------------------------------------------------------------------------------------------
                                                       MID-CAP         SPECIAL         FOCUSED
                                                   OPPORTUNITY      SITUATIONS          EQUITY          GLOBAL
--------------------------------------------------------------------------------------------------------------
Investment Income
Dividends                                         $  1,228,631    $    453,175    $    491,208    $  1,676,157+
Interest                                                18,471          41,277           4,367          33,009
                                                  ------------    ------------    ------------    ------------
Total income                                         1,247,102         494,452         495,575       1,709,166
                                                  ------------    ------------    ------------    ------------
Expenses (Notes 1 and 3):
Advisory fees                                        1,272,128       1,058,479         240,373       1,142,832
Distribution plan expenses - Class A                   346,623         288,890          78,796         318,088
Distribution plan expenses - Class B                   207,426         115,364          57,843          82,540
Shareholder servicing costs                            604,734         518,061         195,047         433,073
Professional fees                                       20,651          23,430          13,645          30,457
Registration fees                                       21,408          21,408          22,165          24,738
Custodian fees and expenses                             16,923          19,477           5,075         129,650
Reports and notices to shareholders                     32,679          27,812          28,624          25,523
Directors' fees                                          5,399           4,401           2,136           4,500
Other expenses                                          30,552          20,828           5,960           9,439
                                                  ------------    ------------    ------------    ------------
Total expenses                                       2,558,523       2,098,150         649,664       2,200,840
Less: Expenses waived                                 (250,000)       (249,731)             --              --
Custodian fees paid indirectly                          (2,083)         (2,882)             --              --
                                                  ------------    ------------    ------------    ------------
Net expenses                                         2,306,440       1,845,537         649,664       2,200,840
                                                  ------------    ------------    ------------    ------------
Net investment loss                                 (1,059,338)     (1,351,085)       (154,089)       (491,674)
                                                  ------------    ------------    ------------    ------------
Realized and Unrealized Gain (Loss) on
Investments and Foreign Currency
Transactions (Note 2):
Net realized gain on investments
and foreign currency transactions                    6,643,447      25,221,506       1,109,311      21,670,613
Net unrealized appreciation of investments
and foreign currency transactions                   39,170,788       7,703,832       5,172,759      13,078,586
                                                  ------------    ------------    ------------    ------------
Net gain on investments and foreign
currency transactions                               45,814,235      32,925,338       6,282,070      34,749,199
                                                  ------------    ------------    ------------    ------------
Net Increase in Net Assets Resulting
from Operations                                   $ 44,754,897    $ 31,574,253     $ 6,127,981    $ 34,257,525
                                                  ============    ============    ============    ============

+ Net of $134,732 foreign taxes withheld

See notes to financial statements




Statement of Changes in Net Assets
FIRST INVESTORS
------------------------------------------------------------------------------------------------------------------------------
                                                                                  TOTAL RETURN                           VALUE
                                                                  ----------------------------    ----------------------------
                                                                  10/1/2003 to    10/1/2002 to    10/1/2003 to    10/1/2002 to
                                                                     3/31/2004       9/30/2003       3/31/2004       9/30/2003
------------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
Net investment income                                             $  1,576,098    $  2,595,772    $    901,196    $  1,994,571
Net realized gain (loss) on investments                              3,685,827      (4,976,396)      2,014,744      (7,805,613)
Net unrealized appreciation of investments                          17,711,330      27,102,984      22,671,869      27,059,981
                                                                  ------------    ------------    ------------    ------------
Net increase in net assets resulting from operations                22,973,255      24,722,360      25,587,809      21,248,939
                                                                  ------------    ------------    ------------    ------------
Dividends to Shareholders
Net investment income - Class A                                     (1,596,020)     (2,745,536)       (869,330)     (1,748,084)
Net investment income - Class B                                       (157,662)       (285,333)        (53,977)       (160,660)
                                                                  ------------    ------------    ------------    ------------
Total dividends                                                     (1,753,682)     (3,030,869)       (923,307)     (1,908,744)
                                                                  ------------    ------------    ------------    ------------
Share Transactions*
Class A:
Proceeds from shares sold                                           35,336,216      49,222,767      22,561,518      26,361,060
Reinvestment of dividends                                            1,569,419       2,709,146         844,305       1,695,885
Cost of shares redeemed                                            (14,139,939)    (23,367,193)     (8,834,168)    (18,006,487)
                                                                  ------------    ------------    ------------    ------------
                                                                    22,765,696      28,564,720      14,571,655      10,050,458
                                                                  ------------    ------------    ------------    ------------
Class B:
Proceeds from shares sold                                            5,729,237       7,886,210       2,786,331       3,447,342
Reinvestment of dividends                                              156,672         283,519          53,543         159,358
Cost of shares redeemed                                             (2,188,731)     (4,531,666)     (2,660,944)     (4,191,112)
                                                                  ------------    ------------    ------------    ------------
                                                                     3,697,178       3,638,063         178,930        (584,412)
                                                                  ------------    ------------    ------------    ------------
Net increase from share transactions                                26,462,874      32,202,783      14,750,585       9,466,046
                                                                  ------------    ------------    ------------    ------------
Net increase in net assets                                          47,682,447      53,894,274      39,415,087      28,806,241

Net Assets
Beginning of period                                                205,133,573     151,239,299     144,694,252     115,888,011
                                                                  ------------    ------------    ------------    ------------
End of period+                                                    $252,816,020    $205,133,573    $184,109,339    $144,694,252
                                                                  ============    ============    ============    ============
+Includes undistributed net investment income (deficit) of        $   (490,074)   $   (312,490)   $     63,716    $     85,827
                                                                  ============    ============    ============    ============
*Shares Issued and Redeemed
Class A:
Sold                                                                 2,744,545       4,332,265       4,064,798       5,561,598
Issued for dividends reinvested                                        120,101         239,990         147,716         364,982
Redeemed                                                            (1,098,025)     (2,092,115)     (1,587,150)     (3,944,699)
                                                                  ------------    ------------    ------------    ------------
Net increase in Class A shares outstanding                           1,766,621       2,480,140       2,625,364       1,981,881
                                                                  ============    ============    ============    ============
Class B:
Sold                                                                   452,919         705,304         510,810         736,536
Issued for dividends reinvested                                         12,153          25,554           9,496          35,022
Redeemed                                                              (171,738)       (414,061)       (485,118)       (931,856)
                                                                  ------------    ------------    ------------    ------------
Net increase (decrease) in Class B shares outstanding                  293,334         316,797          35,188        (160,298)
                                                                  ============    ============    ============    ============

See notes to financial statements





------------------------------------------------------------------------------------------------------------------------------
                                                                                     BLUE CHIP                 GROWTH & INCOME
                                                                  ----------------------------    ----------------------------
                                                                  10/1/2003 to    10/1/2002 to    10/1/2003 to    10/1/2002 to
                                                                     3/31/2004       9/30/2003       3/31/2004       9/30/2003
------------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
Net investment income (loss)                                      $   (169,763)   $   (425,904)   $    674,630    $  1,371,212
Net realized gain (loss) on investments                             14,391,443     (27,055,645)     14,572,840     (17,943,080)
Net unrealized appreciation of investments                          41,926,044      94,207,242      60,540,076      97,389,824
                                                                  ------------    ------------    ------------    ------------
Net increase in net assets resulting from operations                56,147,724      66,725,693      75,787,546      80,817,956
                                                                  ------------    ------------    ------------    ------------
Dividends to Shareholders
Net investment income - Class A                                             --              --        (585,102)     (1,561,227)
Net investment income - Class B                                             --              --              --              --
                                                                  ------------    ------------    ------------    ------------
Total dividends                                                             --              --        (585,102)     (1,561,227)
                                                                  ------------    ------------    ------------    ------------
Share Transactions*
Class A:
Proceeds from shares sold                                           33,195,069      53,450,998      55,908,134      69,467,305
Reinvestment of dividends                                                   --              --         579,625       1,545,811
Cost of shares redeemed                                            (28,308,103)    (60,801,572)    (30,141,884)    (55,627,119)
                                                                  ------------    ------------    ------------    ------------
                                                                     4,886,966      (7,350,574)     26,345,875      15,385,997
                                                                  ------------    ------------    ------------    ------------
Class B:
Proceeds from shares sold                                            5,471,928       8,941,786       9,369,334      11,899,634
Cost of shares redeemed                                             (7,258,957)    (12,841,105)     (8,586,066)    (14,006,947)
                                                                  ------------    ------------    ------------    ------------
                                                                    (1,787,029)     (3,899,319)        783,268      (2,107,313)
                                                                  ------------    ------------    ------------    ------------
Net increase (decrease) from share transactions                      3,099,937     (11,249,893)     27,129,143      13,278,684
                                                                  ------------    ------------    ------------    ------------
Net increase in net assets                                          59,247,661      55,475,800     102,331,587      92,535,413

Net Assets
Beginning of period                                                445,343,531     389,867,731     476,259,092     383,723,679
                                                                  ------------    ------------    ------------    ------------
End of period+                                                    $504,591,192    $445,343,531    $578,590,679    $476,259,092
                                                                  ============    ============    ============    ============
+Includes undistributed net investment income (deficit) of        $   (169,763)   $        --     $     89,528    $         --
                                                                  ============    ============    ============    ============
*Shares Issued and Redeemed
Class A:
Sold                                                                 1,757,428       3,344,515       4,717,448       7,092,953
Issued for dividends reinvested                                             --              --          47,904         160,200
Redeemed                                                            (1,501,961)     (3,864,778)     (2,537,736)     (5,818,365)
                                                                  ------------    ------------    ------------    ------------
Net increase (decrease) in Class A shares outstanding                  255,467        (520,263)      2,227,616       1,434,788
                                                                  ============    ============    ============    ============
Class B:
Sold                                                                   308,087         588,924         825,682       1,263,648
Issued for dividends reinvested                                             --              --              --              --
Redeemed                                                              (406,343)       (860,901)       (757,782)     (1,523,474)
                                                                  ------------    ------------    ------------    ------------
Net increase (decrease) in Class B shares outstanding                  (98,256)       (271,977)         67,900        (259,826)
                                                                  ============    ============    ============    ============

See notes to financial statements



Statement of Changes in Net Assets
FIRST INVESTORS
------------------------------------------------------------------------------------------------------------------------------
                                                                                ALL-CAP GROWTH             MID-CAP OPPORTUNITY
                                                                  ----------------------------    ----------------------------
                                                                  10/1/2003 to    10/1/2002 to    10/1/2003 to    10/1/2002 to
                                                                    3//31/2004       9/30/2003       3/31/2004       9/30/2003
------------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
Net investment loss                                               $   (752,509)   $   (857,716)   $ (1,059,338)   $ (1,684,478)
Net realized gain (loss) on investments                              5,583,009      (1,931,995)      6,643,447      (9,144,785)
Net unrealized appreciation of investments                          11,714,503      18,163,770      39,170,788      47,400,847
                                                                  ------------    ------------    ------------    ------------
Net increase in net assets resulting from operations                16,545,003      15,374,059      44,754,897      36,571,584
                                                                  ------------    ------------    ------------    ------------
Share Transactions*
Class A:
Proceeds from shares sold                                           26,675,799      27,790,360      41,438,890      51,795,794
Cost of shares redeemed                                             (5,037,406)     (7,697,061)    (13,748,184)    (21,887,533)
                                                                  ------------    ------------    ------------    ------------
                                                                    21,638,393      20,093,299      27,690,706      29,908,261
                                                                  ------------    ------------    ------------    ------------
Class B:
Proceeds from shares sold                                            3,383,708       4,175,360       6,970,062       7,921,873
Cost of shares redeemed                                               (906,436)     (1,410,633)     (2,442,832)     (4,116,563)
                                                                  ------------    ------------    ------------    ------------
                                                                     2,477,272       2,764,727       4,527,230       3,805,310
                                                                  ------------    ------------    ------------    ------------
Net increase from share transactions                                24,115,665      22,858,026      32,217,936      33,713,571
                                                                  ------------    ------------    ------------    ------------
Net increase in net assets                                          40,660,668      38,232,085      76,972,833      70,285,155

Net Assets
Beginning of period                                                 90,493,205      52,261,120     226,619,597     156,334,442
                                                                  ------------    ------------    ------------    ------------
End of period+                                                    $131,153,873    $ 90,493,205    $303,592,430    $226,619,597
                                                                  ============    ============    ============    ============
+Includes undistributed net investment deficit of                 $   (752,509)   $         --    $ (1,059,338)   $         --
                                                                  ============    ============    ============    ============
*Shares Issued and Redeemed
Class A:
Sold                                                                 3,518,083       4,464,318       1,909,891       3,001,097
Redeemed                                                              (662,056)     (1,288,511)       (630,007)     (1,294,434)
                                                                  ------------    ------------    ------------    ------------
Net increase in Class A shares outstanding                           2,856,027       3,175,807       1,279,884       1,706,663
                                                                  ============    ============    ============    ============
Class B:
Sold                                                                   456,697         685,202         345,578         487,764
Redeemed                                                              (122,780)       (241,915)       (120,581)       (261,744)
                                                                  ------------    ------------    ------------    ------------
Net increase in Class B shares outstanding                             333,917         443,287         224,997         226,020
                                                                  ============    ============    ============    ============

See notes to financial statements





------------------------------------------------------------------------------------------------------------------------------
                                                                            SPECIAL SITUATIONS                  FOCUSED EQUITY
                                                                  ----------------------------    ----------------------------
                                                                  10/1/2003 to    10/1/2002 to    10/1/2003 to    10/1/2002 to
                                                                     3/31/2004       9/30/2003       3/31/2004       9/30/2003
------------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
Net investment loss                                               $ (1,351,085)   $ (2,174,743)   $   (154,089)   $   (255,382)
Net realized gain (loss) on investments                             25,221,506      (8,547,634)      1,109,311      (3,672,111)
Net unrealized appreciation of investments                           7,703,832      46,021,471       5,172,759      15,896,024
                                                                  ------------    ------------    ------------    ------------
Net increase in net assets resulting from operations                31,574,253      35,299,094       6,127,981      11,968,531
                                                                  ------------    ------------    ------------    ------------
Share Transactions*
Class A:
Proceeds from shares sold                                           17,746,328      21,524,779       4,436,060       7,578,453
Cost of shares redeemed                                            (11,351,215)    (21,840,556)     (4,107,241)     (7,332,359)
                                                                  ------------    ------------    ------------    ------------
                                                                     6,395,113        (315,777)        328,819         246,094
                                                                  ------------    ------------    ------------    ------------
Class B:
Proceeds from shares sold                                            2,865,193       2,582,621         744,945       1,101,769
Cost of shares redeemed                                             (2,594,802)     (3,464,531)       (982,276)     (1,629,642)
                                                                  ------------    ------------    ------------    ------------
                                                                       270,391        (881,910)       (237,331)       (527,873)
                                                                  ------------    ------------    ------------    ------------
Net increase (decrease) from share transactions                      6,665,504      (1,197,687)         91,488        (281,779)
                                                                  ------------    ------------    ------------    ------------
Net increase in net assets                                          38,239,757      34,101,407       6,219,469      11,686,752

Net Assets
Beginning of period                                                189,360,584     155,259,177      58,674,848      46,988,096
                                                                  ------------    ------------    ------------    ------------
End of period+                                                    $227,600,341    $189,360,584    $ 64,894,317    $ 58,674,848
                                                                  ============    ============    ============    ============
+Includes undistributed net investment deficit of                 $ (1,351,085)   $        --     $   (154,089)   $         --
                                                                  ============    ============    ============    ============
*Shares Issued and Redeemed
Class A:
Sold                                                                 1,012,132       1,599,285         562,856       1,128,365
Redeemed                                                              (646,450)     (1,660,681)       (520,960)     (1,112,790)
                                                                  ------------    ------------    ------------    ------------
Net increase (decrease) in Class A shares outstanding                  365,682         (61,396)         41,896          15,575
                                                                  ============    ============    ============    ============
Class B:
Sold                                                                   176,933         204,411          98,014         168,390
Redeemed                                                              (158,948)       (282,940)       (129,011)       (262,445)
                                                                  ------------    ------------    ------------    ------------
Net increase (decrease) in Class B shares outstanding                   17,985         (78,529)        (30,997)        (94,055)
                                                                  ============    ============    ============    ============

See notes to financial statements



Statement of Changes in Net Assets
FIRST INVESTORS
----------------------------------------------------------------------------------------------
                                                                                        GLOBAL
                                                                  ----------------------------
                                                                  10/1/2003 to    10/1/2002 to
                                                                     3/31/2004       9/30/2003
----------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
Net investment loss                                               $   (491,674)   $   (471,515)
Net realized gain (loss) on investments and
foreign currency transactions                                       21,670,613      (3,393,379)
Net unrealized appreciation of investments and foreign
currency transactions                                               13,078,586      42,419,475
                                                                  ------------    ------------
Net increase in net assets resulting from operations                34,257,525      38,554,581
                                                                  ------------    ------------
Share Transactions*
Class A:
Proceeds from shares sold                                            8,335,548      13,212,580
Cost of shares redeemed                                            (14,476,997)    (30,106,459)
                                                                  ------------    ------------
                                                                    (6,141,449)    (16,893,879)
                                                                  ------------    ------------
Class B:
Proceeds from shares sold                                            1,011,136       1,392,241
Cost of shares redeemed                                             (1,918,643)     (3,012,650)
                                                                  ------------    ------------
                                                                      (907,507)     (1,620,409)
                                                                  ------------    ------------
Net decrease from share transactions                                (7,048,956)    (18,514,288)
                                                                  ------------    ------------
Net increase in net assets                                          27,208,569      20,040,293

Net Assets
Beginning of period                                                207,356,642     187,316,349
                                                                  ------------    ------------
End of period+                                                    $234,565,211    $207,356,642
                                                                  ============    ============
+Includes undistributed net investment deficit of                 $   (491,674)   $         --
                                                                  ============    ============
*Shares Issued and Redeemed
Class A:
Sold                                                                 1,430,685       2,823,401
Redeemed                                                            (2,498,312)     (6,467,613)
                                                                  ------------    ------------
Net decrease in Class A shares outstanding                          (1,067,627)     (3,644,212)
                                                                  ============    ============
Class B:
Sold                                                                   187,310         315,712
Redeemed                                                              (349,428)       (690,288)
                                                                  ------------    ------------
Net decrease in Class B shares outstanding                            (162,118)       (374,576)
                                                                  ============    ============

See notes to financial statements


This page intentionally left blank.

Notes to Financial Statements
March 31, 2004

1. Significant Accounting Policies--First Investors Total Return Fund, First Investors Blue Chip Fund and First Investors Special Situations Fund, each a series of First Investors Series Fund ("Series Fund"), a Massachusetts business trust; First Investors Value Fund (formerly Utilities Income), First Investors Growth & Income Fund, First Investors All-Cap Growth Fund, First Investors Mid-Cap Opportunity Fund and First Investors Focused Equity Fund, each a series of First Investors Series Fund II, Inc. ("Series Fund II"), a Maryland corporation; and First Investors Global Fund, Inc.
("Global Fund"), a Maryland corporation, are registered under the Investment Company Act of 1940 (the "1940 Act") as diversified, open-end management investment companies, with the exception of First Investors Focused Equity Fund, which is registered as a non-diversified series of the investment company. Each Fund accounts separately for the assets, liabilities, and operations of the Fund. Series Fund offers two additional series which are not included in this report. The objective of each Fund is as follows:

Total Return Fund seeks high, long-term total investment return consistent with moderate investment risk.

Value Fund seeks total return.

Blue Chip Fund seeks high total investment return consistent with the preservation of capital.

Growth & Income Fund seeks long-term growth of capital and current income.

All-Cap Growth Fund seeks long-term growth of capital.

Mid-Cap Opportunity Fund seeks long-term capital growth.

Special Situations Fund seeks long-term growth of capital.

Focused Equity Fund seeks capital appreciation.

Global Fund primarily seeks long-term capital growth and secondarily a reasonable level of current income.

A. Security Valuation--Except as provided below, a security listed or traded on an exchange or the Nasdaq Stock Market is valued at its last sale price on the exchange or market where the security is principally traded, and lacking any sales, the security is valued at the mean between the closing bid and asked prices. Securities traded in the over-the-counter ("OTC") market (including securities listed on exchanges whose primary market is believed to be OTC) are valued at the mean between the last bid and asked prices based upon quotes furnished by a market maker for such securities. Securities may also be priced by a pricing service approved by the applicable Fund's

Board of Directors/Trustees. The pricing service considers security type, rating, market condition and yield data as well as market quotations, prices provided by market makers and other available information in determining value. Short-term debt securities that mature in 60 days or less are valued at amortized cost. The Funds monitor for significant events occurring after the close of foreign markets but prior to the close of trading on the New York Stock Exchange that could have a material impact on the values of any foreign securities that are held by the Funds. Examples of such events include natural disasters, political events, and issuer-specific developments such as bankruptcies. If the Valuation Committee decides that such events warrant using fair value estimates for foreign securities, it will take such events into consideration in determining the fair values of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Fund's Board of Directors/Trustees. At March 31, 2004, the Special Situations Fund held one security that was fair valued by its Valuation Committee with a value of $3,938 representing 0% of the Fund's net assets and the Global Fund held one security that was fair valued by its Valuation Committee with a value of $236 representing 0% of the Fund's net assets. For valuation purposes, where applicable, quotations of foreign securities in foreign currency are translated to U.S. dollar equivalents using the foreign exchange quotation in effect.

B. Federal Income Taxes--No provision has been made for federal income taxes on net income or capital gains since it is the policy of each Fund to continue to comply with the special provisions of the Internal Revenue Code applicable to investment companies and to make sufficient distributions of income and capital gains (in excess of any available capital loss carryovers) to relieve it from all, or substantially all, such taxes.

At September 30, 2003, capital loss carryovers were as follows:


                                        Year Capital Loss Carryovers Expire
                      --------------------------------------------------------------------
Fund                         Total          2008          2009          2010          2011
----                  ------------  ------------  ------------  ------------  ------------
Total Return          $ 29,077,042    $       --   $ 1,458,508   $ 8,515,512   $19,103,022
Value                   59,815,391            --     5,196,775    18,257,137    36,361,479
Blue Chip              139,836,318            --     9,527,196    61,121,583    69,187,539
Growth & Income        110,774,808            --     5,645,569    40,308,647    64,820,592
All-Cap Growth          19,636,203            --            --     8,825,943    10,810,260
Mid-Cap Opportunity     24,445,332            --     1,528,251    16,230,216     6,686,865
Special Situations      81,944,473            --     1,713,617    54,184,676    26,046,180
Focused Equity          25,075,256       553,800    12,951,888     1,712,582     9,856,986
Global                  59,783,882            --     2,316,335    24,383,554    33,083,993

March 31, 2004


C. Distributions to Shareholders--Dividends from net investment income, if any, of Total Return Fund, Value Fund, Blue Chip Fund and Growth & Income Fund are declared and paid quarterly. Dividends from net investment income, if any, of All-Cap Growth Fund, Mid-Cap Opportunity Fund, Special Situations Fund, Focused Equity Fund and Global Fund are declared and paid annually. Distributions from net realized capital gains, if any, are normally declared and paid annually. Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for capital loss carryforwards, deferral of wash sales losses, post-October capital losses, net operating losses and foreign currency transactions.

D. Expense Allocation--Expenses directly charged or attributable to a Fund are paid from the assets of that Fund. General expenses of Series Fund and Series Fund II are allocated among and charged to the assets of each Fund in the Series on a fair and equitable basis, which may be based on the relative assets of each Fund or the nature of the services performed and relative applicability to each Fund.

E. Repurchase Agreements--Securities pledged as collateral for repurchase agreements entered into by the All-Cap Growth Fund, Focused Equity Fund, and Global Fund are held by each Fund's custodian until maturity of the repurchase agreement. The agreements provide that the Funds will receive, as collateral, securities with a market value which will at all times be at least equal to 100% of the amount invested by the Funds.

F. Use of Estimates--The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

G. Foreign Currency Translations--The accounting records of Global Fund are maintained in U.S. dollars. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated to U.S. dollars at the date of valuation. Purchases and sales of investment securities, dividend income and certain expenses are translated to U.S. dollars at the rates of exchange prevailing on the respective dates of such transactions.

Global Fund does not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investments. Net realized and unrealized gains and losses on foreign currency transactions includes gains and losses from the sales of foreign currency and gains and losses on accrued foreign dividends and related withholding taxes.

H. Other--Security transactions are accounted for on the date the securities are purchased or sold. Cost is determined, and gains and losses are based, on the identified cost basis for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date. Interest income and estimated expenses are accrued daily. Bond discounts and premiums are accreted or amortized using the interest method. For the six months ended March 31, 2004, the Bank of New York, custodian for the Series Fund and Series Fund II, has provided total credits in the amount of $13,323 against custodian charges based on the uninvested cash balances of these Funds.

2. Security Transactions--For the six months ended March 31, 2004, purchases and sales of securities and long-term U.S. Government obligations
(excluding U.S. Treasury bills, repurchase agreements, short-term securities and foreign currencies) were as follows:

                                                          Long-Term U.S.
                              Securities              Government Obligations
                     ---------------------------   ---------------------------
                          Cost of       Proceeds        Cost of       Proceeds
Fund                    Purchases     from Sales      Purchases     from Sales
----                 ------------   ------------   ------------   ------------
Total Return         $ 57,268,644   $ 36,381,010     $7,611,600     $      --
Value                  24,791,172      7,833,637             --            --
Blue Chip             153,402,299    155,568,717             --            --
Growth & Income       109,677,860     80,632,935             --            --
All-Cap Growth         75,417,668     50,245,793             --            --
Mid-Cap Opportunity    77,917,673     44,015,682             --            --
Special Situations    124,573,649    120,047,326             --            --
Focused Equity         14,159,669     14,255,862             --            --
Global                126,393,976    135,199,542             --            --

March 31, 2004


At March 31, 2004 aggregate cost and net unrealized appreciation of securities for federal income tax purposes were as follows:

                                          Gross         Gross            Net
                        Aggregate    Unrealized    Unrealized     Unrealized
Fund                         Cost  Appreciation  Depreciation   Appreciation
----                 ------------  ------------  ------------   ------------
Total Return         $217,964,463  $ 36,841,365    $1,444,894   $ 35,396,471
Value                 150,382,625    36,477,634     1,027,431     35,450,203
Blue Chip             399,066,022   106,394,294     1,807,195    104,587,099
Growth & Income       456,908,648   129,093,458     4,790,947    124,302,511
All-Cap Growth        109,405,154    23,419,763     1,570,877     21,848,886
Mid-Cap Opportunity   239,807,672    71,053,729     4,105,205     66,948,524
Special Situations    175,150,955    56,899,511     5,398,855     51,500,656
Focused Equity         60,392,661     8,086,140     3,825,863      4,260,277
Global                196,596,448    42,840,656     4,296,987     38,543,669

3. Advisory Fee and Other Transactions With Affiliates--Certain officers and directors/trustees of the Funds are officers and directors of its investment adviser, First Investors Management Company, Inc. ("FIMCO"), its underwriter, First Investors Corporation ("FIC"), its transfer agent, Administrative Data Management Corp. ("ADM") and/or First Investors Federal Savings Bank, ("FIFSB"), custodian of the Funds' Individual Retirement Accounts. Directors/trustees of the Funds who are not "interested persons" of the Funds as defined in the 1940 Act are remunerated by the Funds. For the six months ended March 31, 2004, total directors/trustees fees accrued by the Funds amounted to $44,665.

The Investment Advisory Agreements provide as compensation to FIMCO, an annual fee, payable monthly, at the following rates:

Total Return, Blue Chip, Mid-Cap Opportunity and Special Situations Funds-- 1% on the first $200 million of each Fund's average daily net assets, .75% on the next $300 million, declining by .03% on each $250 million thereafter, down to .66% on average daily net assets over $1 billion. FIMCO has waived 25% of the 1% annual fee on the first $200 million of each Fund's average daily net assets for the six months ended March 31, 2004.

Value, Growth & Income, All-Cap Growth and Focused Equity Funds-- .75% on the first $300 million of each Fund's average daily net assets, .72% on the next $200 million, .69% on the next $250 million and .66% on average daily net assets over $750 million.

Global Fund--1% on the first $250 million of the Fund's average daily net assets, declining by .03% on each $250 million thereafter, down to .91% on average daily net assets over $750 million.

For the six months ended March 31, 2004, total advisory fees accrued to FIMCO by the Funds were $9,970,897 of which $999,731 was waived.

For the six months ended March 31, 2004, FIC, as underwriter, received $8,688,082 in commissions from the sale of shares of the Funds, after allowing $9,996 to other dealers. Shareholder servicing costs included $3,086,229 in transfer agent fees accrued to ADM and $959,636 in IRA custodian fees accrued to FIFSB.

Pursuant to Distribution Plans adopted under Rule 12b-1 of the 1940 Act, each Fund is authorized to pay FIC a fee up to .30% of the average daily net assets of the Class A shares and 1% of the average daily net assets of the Class B shares on an annualized basis each fiscal year, payable monthly. The fee consists of a distribution fee and a service fee. The service fee is paid for the ongoing servicing of clients who are shareholders of that Fund. For the six months ended March 31, 2004, total distribution plan fees accrued to FIC by the Funds amounted to $4,594,998.

Wellington Management Company, LLP ("Wellington") serves as investment subadviser to All-Cap Growth Fund, Focused Equity Fund and Global Fund. The subadviser is paid by FIMCO and not by the Funds.

4. Forward Currency Contracts--A forward currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. When a Fund purchases or sells foreign securities it customarily enters into a forward currency contract to minimize foreign exchange risk between the trade date and the settlement date of such transactions. The Fund could be exposed to risk if counter parties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. Forward currency contracts are "marked-to-market" daily at the applicable translation rate and the resulting unrealized gains or losses are reflected in the Fund's assets.

March 31, 2004


Global Fund had the following forward currency contracts outstanding at March 31, 2004:

Contracts to Buy                                                Unrealized
Foreign Currency              In Exchange for  Settlement Date  Gain (Loss)
----------------------------  ---------------  ---------------  ----------
    96,474  Euro                 US$  117,129      4/1/04        US$ 1,428
33,425,828  Japanese Yen              317,059      4/1/04            4,234
   252,085  Euro                      307,310      4/2/04            2,478
14,904,404  Japanese Yen              140,957      4/2/04            2,306
   119,323  Euro                      146,827      4/5/04             (191)
 1,518,919  Japanese Yen               14,604      4/5/04               (3)
                              ---------------                   ----------
                                   $1,043,886
                              ===============

Net Unrealized Gain on Forward Currency Contracts                  $10,252
                                                                ==========

5. Capital--Each Fund sells two classes of shares, Class A and Class B, each with a public offering price that reflects different sales charges and expense levels. Class A shares are sold with an initial sales charge of up to 5.75% of the amount invested and together with the Class B shares are subject to distribution plan fees as described in Note 3. Class B shares are sold without an initial sales charge, but are generally subject to a contingent deferred sales charge which declines in steps from 4% to 0% over a six-year period. Class B shares automatically convert into Class A shares after eight years. Realized and unrealized gains or losses, investment income and expenses (other than distribution plan fees and certain other class expenses) are allocated daily to each class of shares based upon the relative proportion of net assets of each class. The Series Fund has established an unlimited number of no par value shares of beneficial interest for both Class A and Class B shares. Of the 100,000,000 $0.001 par value shares originally designated to each Fund, Series Fund II has classified 50,000,000 shares as Class A and 50,000,000 shares as Class B for each Fund. Of the 100,000,000 $1.00 par value Global Fund shares originally authorized, the Fund has designated 65,000,000 shares as Class A and 35,000,000 shares as Class B.

6. Restricted Securities-- Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At March 31, 2004, Total Return Fund held four 144A securities with a value of $2,968,971 representing 1.2% of the Fund's net assets, and the Special Situations Fund held one 144A security with a value of $3,938 representing 0% of the Fund's net assets. These securities are valued as set forth in Note 1A.

This page intentionally left blank.


Financial Highlights
FIRST INVESTORS

The following table sets forth the per share operating performance data for a share outstanding, total return, ratios to average net assets and other supplemental data for each fiscal year ended September 30, except as otherwise indicated.

-----------------------------------------------------------------------------------------------------
                                              P E R  S H A R E  D A T A
             ----------------------------------------------------------------------------------------
                                                                 Less Distributions
                                    Investment Operations                 from
                         -------------------------------------  ----------------------
              Net Asset               Net Realized
                 Value,         Net and Unrealized  Total from         Net         Net
              Beginning  Investment Gain (Loss) on  Investment  Investment    Realized          Total
              of Period      Income    Investments  Operations      Income        Gain  Distributions
-----------------------------------------------------------------------------------------------------
TOTAL RETURN FUND
-----------------
Class A
-------
1999             $14.27       $ .29         $ 1.26       $1.55       $ .30       $1.18          $1.48
2000              14.34         .31           2.29        2.60         .27         .40            .67
2001              16.27         .26          (2.86)      (2.60)        .32        1.07           1.39
2002++            12.28         .22          (1.59)      (1.37)        .32          --            .32
2003              10.59         .20           1.44        1.64         .21          --            .21
2004(c)           12.02         .09           1.21        1.30         .10          --            .10

Class B
-------
1999              14.13         .21           1.22        1.43         .21        1.18           1.39
2000              14.17         .21           2.24        2.45         .17         .40            .57
2001              16.05         .18          (2.84)      (2.66)        .21        1.07           1.28
2002++            12.11         .15          (1.59)      (1.44)        .21          --            .21
2003              10.46         .09           1.44        1.53         .13          --            .13
2004(c)           11.86         .06           1.18        1.24         .06          --            .06
-----------------------------------------------------------------------------------------------------
VALUE FUND+++
-----------------
Class A
-------
1999             $ 7.62       $ .13         $  .74      $  .87       $ .13       $ .37          $ .50
2000               7.99         .13           1.21        1.34         .13         .60            .73
2001               8.60         .10          (2.10)      (2.00)        .11         .56            .67
2002++             5.93         .11          (1.65)      (1.54)        .13          --            .13
2003               4.26         .08            .73         .81         .08          --            .08
2004(c)            4.99         .03            .82         .85         .03          --            .03

Class B
-------
1999               7.53         .08            .72         .80         .08         .37            .45
2000               7.88         .08           1.18        1.26         .07         .60            .67
2001               8.47         .06          (2.07)      (2.01)        .06         .56            .62
2002++             5.84         .07          (1.63)      (1.56)        .08          --            .08
2003               4.20         .05            .71         .76         .04          --            .04
2004(c)            4.92         .01            .81         .82         .01          --            .01
-----------------------------------------------------------------------------------------------------





-----------------------------------------------------------------------------------------------------------
                                            R A T I O S / S U P P L E M E N T A L  D A T A
------------------------   --------------------------------------------------------------------------------
                                                                           Ratio to Average Net
                                                   Ratio to Average Net  Assets Before Expenses
                                                               Assets**       Waived or Assumed
                                                   --------------------  ----------------------
               Net Asset                                            Net                     Net   Portfolio
                  Value,     Total    Net Assets             Investment              Investment    Turnover
                  End of   Return* End of Period   Expenses      Income    Expenses      Income        Rate
                  Period       (%) (in millions)        (%)         (%)         (%)         (%)         (%)
-----------------------------------------------------------------------------------------------------------
TOTAL RETURN FUND
-----------------
Class A
-------
1999              $14.34     11.50         $ 92        1.40        2.08        1.63        1.85         127
2000               16.27     18.67          120        1.33        2.00        1.58        1.75         118
2001               12.28    (17.31)         121        1.37        2.02        1.62        1.77         130
2002++             10.59    (11.44)         129        1.47        1.91        1.72        1.66         185
2003               12.02     15.58          177        1.52        1.72        1.77        1.47          80
2004(c)            13.04     10.46           35        2.16+        .76+       2.38+        .54+         16

Class B
-------
1999               14.17     10.72            9        2.10        1.38        2.33        1.15         127
2000               16.05     17.79           16        2.03        1.30        2.28        1.05         118
2001               12.11    (17.82)          19        2.07        1.32        2.32        1.07         130
2002++             10.46    (12.09)          22        2.17        1.21        2.42         .96         185
2003               11.86     14.71           28        2.22        1.02        2.47         .77          80
2004(c)            13.04     10.46           35        2.16+        .76+       2.38+        .54+         16
-----------------------------------------------------------------------------------------------------------
VALUE FUND+++
-----------------
Class A
-------
1999              $ 7.99     11.99         $145        1.37        1.69         N/A         N/A          65
2000                8.60     17.58          187        1.31        1.57         N/A         N/A          46
2001                5.93    (24.98)         149        1.37        1.47         N/A         N/A          51
2002++              4.26    (26.34)          99        1.51        1.93         N/A         N/A          40
2003                4.99     19.04          126        1.67        1.69         N/A         N/A          92
2004(c)             5.81     17.09          162        1.54+       1.16+        N/A         N/A           5

Class B
-------
1999                7.88     11.13           21        2.07         .99         N/A         N/A          65
2000                8.47     16.77           32        2.01         .87         N/A         N/A          46
2001                5.84    (25.46)          26        2.07         .77         N/A         N/A          51
2002++              4.20    (26.94)          17        2.21        1.23         N/A         N/A          40
2003                4.92     18.26           19        2.37         .99         N/A         N/A          92
2004(c)             5.73     16.75           22        2.24+        .46+        N/A         N/A           5
-----------------------------------------------------------------------------------------------------------


Financial Highlights (continued)
FIRST INVESTORS

-----------------------------------------------------------------------------------------------------
                                              P E R  S H A R E  D A T A
             ----------------------------------------------------------------------------------------
                                                                 Less Distributions
                                    Investment Operations                 from
                         -------------------------------------  ----------------------
              Net Asset         Net   Net Realized
                 Value,  Investment and Unrealized  Total from         Net         Net
              Beginning      Income Gain (Loss) on  Investment  Investment    Realized          Total
              of Period      (Loss)    Investments  Operations      Income        Gain  Distributions
-----------------------------------------------------------------------------------------------------
BLUE CHIP FUND
--------------------
Class A
-------
1999             $22.46       $  --         $ 5.46      $ 5.46        $.02       $ .75          $ .77
2000              27.15        (.09)          5.68        5.59          --        1.65           1.65
2001              31.09          --          (8.64)      (8.64)        .01        3.30           3.31
2002              19.14        (.03)         (4.55)      (4.58)         --          --             --
2003              14.56          --           2.58        2.58          --          --             --
2004(c)           17.14          --           2.17        2.17          --          --             --

Class B
-------
1999              22.15        (.14)          5.35        5.21          --         .75            .75
2000              26.61        (.25)          5.50        5.25          --        1.65           1.65
2001              30.21        (.16)         (8.33)      (8.49)         --        3.30           3.30
2002              18.42        (.16)         (4.35)      (4.51)         --          --             --
2003              13.91        (.11)          2.46        2.35          --          --             --
2004(c)           16.26        (.06)          2.06        2.00          --          --             --
-------------------------------------------------------------------------------------------------------
GROWTH & INCOME FUND
--------------------
Class A
-------
1999             $12.31       $ .04         $ 2.88      $ 2.92        $.05       $  --          $ .05
2000              15.18         .01           2.98        2.99         .01        1.55           1.56
2001              16.61         .06          (3.99)      (3.93)        .03        1.49           1.52
2002++            11.16         .03          (2.31)      (2.28)        .05          --            .05
2003               8.83         .04           1.85        1.89         .04          --            .04
2004(c)           10.68         .02           1.66        1.68         .02          --            .02

Class B
-------
1999              12.14        (.04)          2.80        2.76          --          --             --
2000              14.90        (.08)          2.90        2.82          --        1.55           1.55
2001              16.17        (.01)         (3.88)      (3.89)         --        1.49           1.49
2002++            10.79        (.04)         (2.24)      (2.28)         --          --             --
2003               8.51        (.03)          1.78        1.75          --          --             --
2004(c)           10.26        (.02)          1.60        1.58          --          --             --
-------------------------------------------------------------------------------------------------------





-----------------------------------------------------------------------------------------------------------
                                            R A T I O S / S U P P L E M E N T A L  D A T A
------------------------   --------------------------------------------------------------------------------
                                                                           Ratio to Average Net
                                                   Ratio to Average Net  Assets Before Expenses
                                                               Assets**       Waived or Assumed
                                                   --------------------  ----------------------
                                                                    Net                     Net
               Net Asset                                     Investment              Investment   Portfolio
                  Value,     Total    Net Assets                 Income                  Income    Turnover
                  End of   Return* End of Period   Expenses      (Loss)    Expenses      (Loss)        Rate
                  Period       (%) (in millions)        (%)         (%)         (%)         (%)         (%)
-----------------------------------------------------------------------------------------------------------
BLUE CHIP FUND
--------------------
Class A
-------
1999              $27.15     24.88          $471       1.32         .01        1.41        (.08)         97
2000               31.09     21.49           615       1.27        (.31)       1.34        (.38)        125
2001               19.14    (30.88)          445       1.35        (.02)       1.43        (.10)        117
2002               14.56    (23.93)          333       1.48        (.17)       1.58        (.27)        144
2003               17.14     17.72           383       1.56          --        1.68        (.12)        111
2004(c)            19.31     12.66           436       1.48+        .02+       1.58+       (.08)+        32

Class B
-------
1999               26.61     24.07            70       2.02        (.69)       2.11        (.78)         97
2000               30.21     20.60           105       1.97       (1.01)       2.04       (1.08)        125
2001               18.42    (31.33)           78       2.05        (.72)       2.13        (.80)        117
2002               13.91    (24.48)           57       2.18        (.87)       2.28        (.97)        144
2003               16.26     16.90            62       2.26        (.70)       2.38        (.82)        111
2004(c)            18.26     12.30            68       2.18+       (.68)+      2.28+       (.78)+        32
-----------------------------------------------------------------------------------------------------------
GROWTH & INCOME FUND
--------------------
Class A
-------
1999              $15.18     23.75          $378       1.36         .29         N/A         N/A         112
2000               16.61     21.31           494       1.28         .05         N/A         N/A         142
2001               11.16    (25.91)          383       1.34         .47         N/A         N/A         168
2002++              8.83    (20.53)          318       1.46         .33         N/A         N/A         169
2003               10.68     21.49           400       1.52         .44         N/A         N/A          70
2004(c)            12.34     15.69           490       1.44+        .36+        N/A         N/A          15

Class B
-------
1999               14.90     22.77            77       2.06        (.41)        N/A         N/A         112
2000               16.17     20.49           107       1.98        (.65)        N/A         N/A         142
2001               10.79    (26.38)           82       2.04        (.23)        N/A         N/A         168
2002++              8.51    (21.13)           65       2.16        (.37)        N/A         N/A         169
2003               10.26     20.56            76       2.22        (.26)        N/A         N/A          70
2004(c)            11.84     15.40            89       2.14+       (.34)+       N/A         N/A          15
-----------------------------------------------------------------------------------------------------------


Financial Highlights (continued)
FIRST INVESTORS

-----------------------------------------------------------------------------------------------------
                                              P E R  S H A R E  D A T A
             ----------------------------------------------------------------------------------------
                                                                 Less Distributions
                                    Investment Operations                 from
                         -------------------------------------  ----------------------
              Net Asset               Net Realized
                 Value,         Net and Unrealized  Total from         Net         Net
              Beginning  Investment Gain (Loss) on  Investment  Investment    Realized          Total
              of Period        Loss    Investments  Operations      Income        Gain  Distributions
-----------------------------------------------------------------------------------------------------
ALL-CAP GROWTH FUND
-------------------
Class A
-------
2001(a)          $10.00       $(.05)        $(3.42)     $(3.47)       $ --        $ --           $ --
2002               6.53        (.06)         (1.14)      (1.20)         --          --             --
2003               5.33        (.06)          1.48        1.42          --          --             --
2004(c)            6.75        (.04)          1.20        1.16          --          --             --

Class B
-------
2001(a)           10.00        (.08)         (3.43)      (3.51)         --          --             --
2002               6.49        (.10)         (1.13)      (1.23)         --          --             --
2003               5.26        (.09)          1.44        1.35          --          --             --
2004(c)            6.61        (.07)          1.18        1.11          --          --             --
-----------------------------------------------------------------------------------------------------
MID-CAP OPPORTUNITY FUND
------------------------
Class A
-------
1999             $14.53       $(.13)        $ 6.62      $ 6.49        $ --       $  --          $  --
2000              21.02        (.10)          8.02        7.92          --        2.28           2.28
2001              26.66        (.05)         (7.67)      (7.72)         --        1.30           1.30
2002              17.64        (.13)         (1.73)      (1.86)         --          --             --
2003              15.78        (.12)          3.52        3.40          --          --             --
2004(c)           19.18        (.07)          3.72        3.65          --          --             --

Class B
-------
1999              14.17        (.23)          6.41        6.18          --          --             --
2000              20.35        (.20)          7.67        7.47          --        2.28           2.28
2001              25.54        (.18)         (7.32)      (7.50)         --        1.30           1.30
2002              16.74        (.24)         (1.63)      (1.87)         --          --             --
2003              14.87        (.23)          3.31        3.08          --          --             --
2004(c)           17.95        (.13)          3.47        3.34          --          --             --
-----------------------------------------------------------------------------------------------------





-----------------------------------------------------------------------------------------------------------
                                            R A T I O S / S U P P L E M E N T A L  D A T A
------------------------   --------------------------------------------------------------------------------
                                                                           Ratio to Average Net
                                                   Ratio to Average Net  Assets Before Expenses
                                                               Assets**       Waived or Assumed
                                                   --------------------  ----------------------
               Net Asset                                            Net                     Net   Portfolio
                  Value,     Total    Net Assets             Investment              Investment    Turnover
                  End of   Return* End of Period   Expenses        Loss    Expenses        Loss        Rate
                  Period       (%) (in millions)        (%)         (%)         (%)         (%)         (%)
-----------------------------------------------------------------------------------------------------------
ALL-CAP GROWTH FUND
-------------------
Class A
-------
2001(a)           $ 6.53    (34.70)         $ 35       1.75+       (.90)+      2.10+      (1.25)+        84
2002                5.33    (18.38)           44       1.75       (1.03)       1.98       (1.26)        138
2003                6.75     26.64            77       1.94       (1.15)       1.96       (1.17)        126
2004(c)             7.91     17.19           112       1.78+      (1.22)+       N/A         N/A          46

Class B
-------
2001(a)             6.49    (35.10)            8       2.45+      (1.60)+      2.80+      (1.95)+        84
2002                5.26    (18.95)            9       2.45       (1.73)       2.68       (1.96)        138
2003                6.61     25.67            14       2.64       (1.85)       2.66       (1.87)        126
2004(c)             7.72     16.79            19       2.48+      (1.92)+       N/A         N/A          46
-----------------------------------------------------------------------------------------------------------
MID-CAP OPPORTUNITY FUND
------------------------
Class A
-------
1999              $21.02     44.67          $ 50       1.50        (.69)       1.77        (.96)        171
2000               26.66     41.41           120       1.42        (.52)       1.67        (.77)        180
2001               17.64    (30.34)          109       1.51        (.27)       1.76        (.52)        123
2002               15.78    (10.55)          131       1.70        (.82)       1.95       (1.07)        112
2003               19.18     21.55           192       1.73        (.80)       1.97       (1.04)         37
2004(c)            22.83     19.03           258       1.58+       (.68)+      1.78+       (.88)+        16

Class B
-------
1999               20.35     43.61             7       2.20       (1.39)       2.47       (1.66)        171
2000               25.54     40.46            24       2.12       (1.22)       2.37       (1.47)        180
2001               16.74    (30.84)           22       2.21        (.97)       2.46       (1.22)        123
2002               14.87    (11.17)           25       2.40       (1.52)       2.65       (1.77)        112
2003               17.95     20.71            35       2.43       (1.50)       2.67       (1.74)         37
2004(c)            21.29     18.61            46       2.28+      (1.38)+      2.48+      (1.58)+        16
-----------------------------------------------------------------------------------------------------------


Financial Highlights (continued)
FIRST INVESTORS

-----------------------------------------------------------------------------------------------------
                                              P E R  S H A R E  D A T A
             ----------------------------------------------------------------------------------------
                                                                 Less Distributions
                                    Investment Operations                 from
                         -------------------------------------  ----------------------
              Net Asset               Net Realized
                 Value,         Net and Unrealized  Total from         Net         Net
              Beginning  Investment Gain (Loss) on  Investment  Investment    Realized          Total
              of Period        Loss    Investments  Operations      Income        Gain  Distributions
-----------------------------------------------------------------------------------------------------
SPECIAL SITUATIONS FUND
--------------------------
Class A
-------
1999             $17.83       $(.22)        $ 5.79      $ 5.57        $ --       $  --          $  --
2000              23.40        (.18)          9.81        9.63          --        1.21           1.21
2001              31.82        (.18)        (11.59)     (11.77)         --        4.89           4.89
2002              15.16        (.19)         (2.31)      (2.50)         --          --             --
2003              12.66        (.17)          3.14        2.97          --          --             --
2004(c)           15.63        (.10)          2.69        2.59          --          --             --

Class B
-------
1999              17.34        (.36)          5.64        5.28          --          --             --
2000              22.62        (.33)          9.38        9.05          --        1.21           1.21
2001              30.46        (.29)        (11.00)     (11.29)         --        4.89           4.89
2002              14.28        (.29)         (2.15)      (2.44)         --          --             --
2003              11.84        (.25)          2.93        2.68          --          --             --
2004(c)           14.52        (.15)          2.49        2.34          --          --             --
-----------------------------------------------------------------------------------------------------
FOCUSED EQUITY FUND
-------------------
Class A
-------
1999(b)          $10.00       $(.04)        $  .92      $  .88        $ --       $  --           $ --
2000              10.88        (.08)          (.42)       (.50)         --          --             --
2001              10.38        (.03)         (2.63)      (2.66)         --          --             --
2002               7.72        (.07)         (1.92)      (1.99)         --          --             --
2003               5.73        (.02)          1.52        1.50          --          --             --
2004(c)            7.23        (.01)           .77         .76          --          --             --

Class B
-------
1999(b)           10.00        (.06)           .90         .84          --          --             --
2000              10.84        (.15)          (.43)       (.58)         --          --             --
2001              10.26        (.09)         (2.59)      (2.68)         --          --             --
2002               7.58        (.13)         (1.86)      (1.99)         --          --             --
2003               5.59        (.07)          1.48        1.41          --          --             --
2004(c)            7.00        (.04)           .75         .71          --          --             --
-----------------------------------------------------------------------------------------------------





-----------------------------------------------------------------------------------------------------------
                                            R A T I O S / S U P P L E M E N T A L  D A T A
------------------------   --------------------------------------------------------------------------------
                                                                           Ratio to Average Net
                                                   Ratio to Average Net  Assets Before Expenses
                                                               Assets**       Waived or Assumed
                                                   --------------------  ----------------------
               Net Asset                                            Net                     Net   Portfolio
                  Value,     Total    Net Assets             Investment              Investment    Turnover
                  End of   Return* End of Period   Expenses        Loss    Expenses        Loss        Rate
                  Period       (%) (in millions)        (%)         (%)         (%)         (%)         (%)
-----------------------------------------------------------------------------------------------------------
SPECIAL SITUATIONS FUND
--------------------------
Class A
-------
1999              $23.40     31.24          $186       1.53        (.97)       1.76       (1.20)        132
2000               31.82     43.07           276       1.41        (.68)       1.60        (.87)        161
2001               15.16    (42.86)          164       1.54        (.94)       1.75       (1.15)        183
2002               12.66    (16.49)          138       1.69       (1.24)       1.93       (1.48)        153
2003               15.63     23.46           169       1.80       (1.26)       2.05       (1.51)        111
2004(c)            18.22     16.57           204       1.64+      (1.18)+      1.86+      (1.40)+        58

Class B
-------
1999               22.62     30.45            20       2.23       (1.67)       2.46       (1.90)        132
2000               30.46     41.94            34       2.11       (1.38)       2.30       (1.57)        161
2001               14.28    (43.26)           21       2.24       (1.64)       2.45       (1.85)        183
2002               11.84    (17.09)           18       2.39       (1.94)       2.63       (2.18)        153
2003               14.52     22.63            20       2.50       (1.96)       2.75       (2.21)        111
2004(c)            16.86     16.12            24       2.34+      (1.88)+      2.56+      (2.10)+        58
-----------------------------------------------------------------------------------------------------------
FOCUSED EQUITY FUND
-------------------
Class A
-------
1999(b)           $10.88      8.80          $ 59       1.75+       (.93)+      1.90+      (1.08)+        57
2000               10.38     (4.60)           75       1.62        (.76)       1.52        (.66)        178
2001                7.72    (25.63)           51       1.75        (.35)        N/A         N/A         240
2002                5.73    (25.78)           38       1.83        (.90)        N/A         N/A         150
2003                7.23     26.18            48       1.99        (.35)        N/A         N/A          49
2004(c)             7.99     10.51            53       1.90+       (.36)+       N/A         N/A          23

Class B
-------
1999(b)            10.84      8.40            14       2.45+      (1.63)+      2.60+      (1.78)+        57
2000               10.26     (5.35)           18       2.32       (1.46)       2.22       (1.36)        178
2001                7.58    (26.12)           13       2.45       (1.05)        N/A         N/A         240
2002                5.59    (26.25)            9       2.53       (1.60)        N/A         N/A         150
2003                7.00     25.22            11       2.69       (1.05)        N/A         N/A          49
2004(c)             7.71     10.14            12       2.60+      (1.06)+       N/A         N/A          23
-----------------------------------------------------------------------------------------------------------


Financial Highlights (continued)
FIRST INVESTORS
-----------------------------------------------------------------------------------------------------
                                              P E R  S H A R E  D A T A
             ----------------------------------------------------------------------------------------
                                                                 Less Distributions
                                    Investment Operations                 from
                         -------------------------------------  ----------------------
              Net Asset               Net Realized
                 Value,         Net and Unrealized  Total from         Net         Net
              Beginning  Investment Gain (Loss) on  Investment  Investment    Realized          Total
              of Period        Loss    Investments  Operations      Income        Gain  Distributions
-----------------------------------------------------------------------------------------------------
GLOBAL FUND
-----------
Class A
-------
1999             $ 6.33       $  --         $ 1.86      $ 1.86        $ --       $ .08          $ .08
2000               8.11        (.02)           .91         .89          --         .89            .89
2001               8.11        (.01)         (2.13)      (2.14)         --         .76            .76
2002               5.21        (.01)          (.96)       (.97)         --          --             --
2003               4.24        (.01)           .93         .92          --          --             --
2004(c)            5.16        (.01)           .88         .87          --          --             --

Class B
-------
1999               6.19        (.04)          1.81        1.77          --         .08            .08
2000               7.88        (.07)           .88         .81          --         .89            .89
2001               7.80        (.06)         (2.03)      (2.09)         --         .76            .76
2002               4.95          --           (.95)       (.95)         --          --             --
2003               4.00        (.04)           .88         .84          --          --             --
2004(c)            4.84        (.03)           .82         .79          --          --             --
-----------------------------------------------------------------------------------------------------





-----------------------------------------------------------------------------------------------------------
                                            R A T I O S / S U P P L E M E N T A L  D A T A
------------------------   --------------------------------------------------------------------------------
                                                                           Ratio to Average Net
                                                   Ratio to Average Net  Assets Before Expenses
                                                               Assets**       Waived or Assumed
                                                   --------------------  ----------------------
               Net Asset                                            Net                     Net   Portfolio
                  Value,     Total    Net Assets             Investment              Investment    Turnover
                  End of   Return* End of Period   Expenses        Loss    Expenses        Loss        Rate
                  Period       (%) (in millions)        (%)         (%)         (%)         (%)         (%)
-----------------------------------------------------------------------------------------------------------
GLOBAL FUND
-----------
Class A
-------
1999              $ 8.11     29.63          $316       1.72        (.03)        N/A         N/A          92
2000                8.11     11.73           350       1.65        (.26)        N/A         N/A         102
2001                5.21    (28.87)          234       1.77        (.21)        N/A         N/A         116
2002                4.24    (18.62)          173       1.87        (.35)        N/A         N/A         125
2003                5.16     21.70           192       1.98        (.19)        N/A         N/A         112
2004(c)             6.03     16.86           218       1.88+       (.38)+       N/A         N/A          58

Class B
-------
1999                7.88     28.78            18       2.42        (.73)        N/A         N/A          92
2000                7.80     10.99            26       2.35        (.96)        N/A         N/A         102
2001                4.95    (29.42)           18       2.47        (.91)        N/A         N/A         116
2002                4.00    (19.19)           14       2.57       (1.05)        N/A         N/A         125
2003                4.84     21.00            15       2.68        (.89)        N/A         N/A         112
2004(c)             5.63     16.32            17       2.58+      (1.08)+       N/A         N/A          58
-----------------------------------------------------------------------------------------------------------

  * Calculated without sales charges.
 ** Net of expenses waived or assumed by the investment adviser (Note 3).
  + Annualized
 ++ Prior to October 1, 2001, the Total Return Fund, Growth & Income Fund, and Value Fund did not amortize premiums on debt securities. The per share data and ratios prior to 2001 have not been restated. The cumulative effect of this accounting change had no impact on total net assets of the Funds.
+++ Prior to December 31, 2002, known as Utilities Income Fund.
(a) For the period October 25, 2000 (commencement of operations) to
    September 30, 2001.
(b) For the period March 22, 1999 (commencement of operations) to
    September 30, 1999.
(c) For the period October 1, 2003 to March 31, 2004.

See notes to financial statements


Independent Auditors' Report

To the Shareholders and Boards of Directors/Trustees of First Investors Series Fund
First Investors Series Fund II, Inc.
First Investors Global Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the portfolios of investments of the Blue Chip Fund, Special Situations Fund and Total Return Fund (each a series of First Investors Series Fund), the All-Cap Growth Fund, Focused Equity Fund, Growth & Income Fund, Mid-Cap Opportunity Fund and Value Fund (formerly Utilities Income
Fund) (each a series of First Investors Series Fund II, Inc.), and First Investors Global Fund, Inc. as of March 31, 2004, the related statement of operations, the statement of changes in net assets and the financial highlights for each of the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2004, by correspondence with the custodian and brokers. Where brokers have not replied to our confirmation requests, we have carried out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Blue Chip Fund, Special Situations Fund, Total Return Fund, All-Cap Growth Fund, Focused Equity Fund, Growth & Income Fund, Mid-Cap Opportunity Fund, Value Fund, and Global Fund as of March 31, 2004, and the results of their operations, changes in their net assets and their financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

                                        Tait, Weller & Baker

Philadelphia, Pennsylvania
May 3, 2004

FIRST INVESTORS EQUITY FUNDS

Directors/Trustees
------------------------------------

Robert M. Grohol

Glenn O. Head

Kathryn S. Head

Larry R. Lavoie

Rex R. Reed

Herbert Rubinstein

James M. Srygley

John T. Sullivan

Robert F. Wentworth


Officers
------------------------------------

Kathryn S. Head
President

Dennis T. Fitzpatrick
Vice President

Clark D. Wagner
Vice President

Joseph I. Benedek
Treasurer

Mark S. Spencer
Assistant Treasurer

Carol Lerner Brown
Assistant Secretary

FIRST INVESTORS EQUITY FUNDS

Shareholder Information
------------------------------------

Investment Adviser
First Investors Management Company, Inc.
95 Wall Street
New York, NY 10005

Subadviser (All-Cap Growth Fund, Focused Equity Fund and Global Fund only) Wellington Management Company, LLP
75 State Street
Boston, MA 02109

Underwriter
First Investors Corporation
95 Wall Street
New York, NY 10005

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Custodian  (Global Fund only)
Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109

Transfer Agent
Administrative Data Management Corp.
581 Main Street
Woodbridge, NJ 07095-1198

Legal Counsel
Kirkpatrick & Lockhart LLP
1800 Massachusetts Avenue, N.W.
Washington, DC 20036

Auditors
Tait, Weller & Baker
1818 Market Street
Philadelphia, PA 19103


It is the Funds' practice to mail only one copy of their annual and semi-annual reports to all family members who reside in the same household. Additional copies of the reports will be mailed if requested by any shareholder in writing or by calling 800-423-4026. The Funds will ensure that separate reports are sent to any shareholder who subsequently changes his or her mailing address.

This report is authorized for distribution only to existing shareholders, and, if given to prospective shareholders, must be accompanied or preceded by the Funds' prospectus.

The Statement of Additional Information includes additional information about the Funds' directors/trustees and is available without charge, upon request by calling 800-423-4026.

NOTES

NOTES

Item 2.  Code of Ethics

The Registrant's Board of Directors/Trustees ("Board") has adopted a Code of Ethics that applies to the First Investors Funds' ("Funds") principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Funds or a third party. The Code of Ethics is attached to this report as Exhibit A.

During the period of the report, there have been no amendments to the Code of Ethics or waivers, implicit or otherwise, from its provisions.

Item 3.  Audit Committee Financial Expert

		 Not applicable to Semi-Annual Report

Item 4.  Principal Accountant Fees and Services

		 Not applicable to Semi-Annual Report

Item 5.  Audit Committee of Listed Registrants

		 Not applicable to Semi-Annual Report

Item 6.  Schedule of Investments

		 Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.

Item 7.  Disclosure of Proxy Voting Policies & Procedures for
         Closed-End Management Investment Companies

		 Not applicable to the Registrant

Item 8.  Purchases of Equity Securities by Closed-End Management
	 Investment Companies and Affiliated Purchasers

 		 Not applicable to the Registrant

Item 9.  Submission of Matters to a Vote of Security Holders

		 Not applicable to the Registrant for this filing

Item 10. Controls and Procedures

(a)	The Registrant's Principal Executive Officer and Principal
Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 11. Exhibits
(a)	Code of Ethics - Filed herewith

(b)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act
	of 2002 - Filed herewith

(c)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act
	of 2002 - Filed herewith

SIGNATURES

	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant have duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Series Fund
First Investors Series Fund II, Inc.
First Investors Global Fund, Inc.
(Registrant)

By    /S/ KATHRYN S. HEAD
	  Kathryn S. Head
	  President and Principal Executive Officer

Date:  June 1, 2004


	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

First Investors Series Fund
First Investors Series Fund II, Inc.
First Investors Global Fund, Inc.
(Registrant)

By    /S/ JOSEPH I. BENEDEK
	  Joseph I. Benedek
	  Treasurer and Principal Financial Officer

Date:  June 1, 2004